    As filed with the Securities and Exchange Commission on February 4, 2004
                                                           Registration No. 333-
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[ ] Pre-Effective Amendment No. __           [ ] Post-Effective Amendment No. __

                             ADVANCE CAPITAL I, INC.
               (Exact name of Registrant as specified in charter)

             One Towne Square, Suite 444, Southfield, Michigan 48076
              (Address of Registrant's Principal Executive Offices)

                                 (248) 350-8543
              (Registrant's Telephone Number, Including Area Code)

                                John C. Shoemaker
                        Advance Capital Management, Inc.
                           One Towne Square, Suite 444
                           Southfield, Michigan 48076
                     (Name and Address of Agent for Service)

                        Copies of all communications to:

                               Paul R. Rentenbach
                               Dykema Gossett PLLC
                             400 Renaissance Center
                             Detroit, Michigan 48243
                                FAX: 313-568-6973

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective.

It is proposed that this Registration Statement become effective on March 5, 2004, pursuant to Rule 488.

Title of Securities Being Registered:  Class E Common Stock.

No filing fee is due because an indefinite number of shares have been registered in reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

                              CROSS REFERENCE SHEET

PART A.  INFORMATION REQUIRED IN THE PROSPECTUS

Form N-14 Item              Caption in Combined Proxy Statement/Prospectus
--------------              ----------------------------------------------
     1             Cover Page
     2             Table of Contents
     3             Synopsis; Risk Factors; and Comparison Fee Table and Example
     4             The Proposed Reorganization and Plan
     5             Front Cover -- Incorporated by reference to specified documents;
                   Synopsis; Principal Risk Factors; Comparison Fee Table and Example;
                   Performance Comparison; Additional Information
     6             Front Cover -- Incorporated by Reference to Specified Documents;
                   Synopsis; Principal Risk Factors; Comparison Fee Table and Example;
                   Performance Comparison; Additional Information
     7             Voting Information
     8             Synopsis
     9             Not Applicable

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Form N-14 Item                  Caption in Statement of Information
--------------                  -----------------------------------
     10, 11        Cover Page
     12            Cover Page - Incorporated by reference to specified documents
     13            Cover Page - Incorporated by reference to specified documents
     14            Financial Statements

PART C.   OTHER INFORMATION

The information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                             ADVANCE CAPITAL I, INC.
                        ADVANCE CAPITAL I, INC. BOND FUND
                           ONE TOWNE SQUARE, SUITE 444
                           SOUTHFIELD, MICHIGAN 48076

                                                                  March __, 2004

Fellow Shareholders of the Advance Capital I, Inc. Bond Fund:

         On behalf of the Board of Directors (the "Board of Directors") of Advance Capital I, Inc., a Maryland corporation (the "Company"), I am pleased to announce that a special meeting of shareholders of the Advance Capital I, Inc. Bond Fund (the "Bond Fund") will be held on April __, 2004 at 9:00 a.m., Eastern time, and at any date and time as may be established for any postponements or adjournments thereof, if any (the "Special Meeting"). Rather than attend the Special Meeting, you are asked to consider and vote by proxy upon (1) a proposal to approve a Plan of Fund Combination (the "Plan"), which provides for (a) the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") in exchange for shares of the Retirement Income Fund and (b) the distribution, to the shareholders of the Bond Fund, of shares of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares of the Bond Fund held by each shareholder immediately prior to the reorganization (the combination of the Bond Fund with the Retirement Income Fund is referred to hereafter as the "Reorganization"); and (2) such other business as may properly come before the Special Meeting. The exchange of Bond Fund shares for Retirement Income Fund shares should be a tax-free reorganization under federal and state tax laws to the Bond Fund and its shareholders.

         The attached Proxy Statement/Prospectus is designed to give you more information about the Reorganization. To see how the Reorganization will affect the Bond Fund and your Bond Fund shares, please carefully review the enclosed materials where you will find information regarding the expenses, investment policies and services relating to the Retirement Income Fund.

         You are being asked to consider and vote upon the Plan and the Reorganization because the Board of Directors has determined that the combination of the Bond Fund into the Retirement Income Fund is in the best interests of shareholders of the Bond Fund, primarily because the Funds are of a similar size, hold many of the same securities and have very similar investment objectives and policies. The resulting larger Retirement Income Fund is expected to have a slightly higher SEC yield with a somewhat higher weighted average management fee structure as compared to the existing Bond Fund. A larger Retirement Income Fund is expected to save on transaction costs by purchasing larger bond positions. Finally, any potential impact of adding new money into the Bond Fund at very low interest rates should be minimized.

         The Notice of Special Meeting, a Proxy Statement/Prospectus and a Proxy are enclosed. YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES THAT YOU OWN. Please vote by returning your Proxy today, rather than attending the Special Meeting in person, in the enclosed postage paid envelope. If you have any questions regarding the issue to be voted on, please do not hesitate to contact Advance Capital Management, Inc., at 1-800-345-4783 between 9:00 a.m. and 5:00 p.m., Eastern time.

Sincerely,

John C. Shoemaker, President

                             ADVANCE CAPITAL I, INC.
                        ADVANCE CAPITAL I, INC. BOND FUND
                           ONE TOWNE SQUARE, SUITE 444
                           SOUTHFIELD, MICHIGAN 48076

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                            TO BE HELD APRIL __, 2004

         NOTICE IS GIVEN THAT a special meeting of the shareholders of the Advance Capital I, Inc. Bond Fund (the "Bond Fund"), which is a separate series of Advance Capital I, Inc., a Maryland corporation (the "Company"), will be held at the offices of Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076 on April __, 2004, at 9:00 a.m., Eastern time, and at such date and time as established for any postponements or adjournments thereof, if any (the "Special Meeting"). At the Special Meeting, you will be asked to consider and vote upon:

         1. A proposal to approve a Plan of Fund Combination (the "Plan"), which provides for (a) the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") which is also a separate series of the Company, and (b) the distribution, to each of the shareholders of the Bond Fund of voting shares of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares of the Bond Fund held by such shareholder immediately prior to the reorganization (such transactions collectively constituting the "Reorganization"); and

         2.       Such other business as may properly come before the Special
                  Meeting.

         The proposal to approve the Plan is described in greater detail in the attached Proxy Statement/Prospectus. Shareholders of record at the close of business on February 27, 2004, the record date for the Special Meeting, are entitled to notice of, and to vote at, the Special Meeting. This proxy is being solicited on behalf of the Board of Directors of the Company.

         YOUR VOTE IS VERY IMPORTANT. PLEASE RETURN YOUR PROXY(S) PROMPTLY. Shareholders are encouraged to vote and return every proxy received by mail, and NOT to attend the Special Meeting in person. We urge you to authorize our designated proxies to cast your vote(s), which is commonly referred to as proxy voting. Your prompt voting by proxy will help ensure a quorum at the Special Meeting. Voting by proxy will not prevent you from changing your vote. You may revoke your proxy before it is exercised at the Special Meeting, either by providing written notice to the Company or by submission of a later dated, duly executed proxy.

By Order of the Board of Directors,

Kathy J. Harkleroad, Secretary
March __, 2004

                             ADVANCE CAPITAL I, INC.
                        ADVANCE CAPITAL I, INC. BOND FUND
                           ONE TOWNE SQUARE, SUITE 444
                           SOUTHFIELD, MICHIGAN 48076

                          YOUR VOTE IS VERY IMPORTANT!

                        SHAREHOLDER QUESTIONS AND ANSWERS

Question 1:  What is this document and why did you send it to me?

         Answer: The Board of Directors of Advance Capital I, Inc., a Maryland corporation (the "Company"), on behalf of the Advance Capital I, Inc. Bond Fund (the "Bond Fund"), is soliciting proxies for use at a special meeting of shareholders, and any postponements or adjournments thereof (the "Special Meeting"). Shareholders will be asked to consider and vote upon a proposal to approve a Plan of Fund Combination (the "Plan"), which provides for the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") and the conversion of each share of the Bond Fund into shares of the Retirement Income Fund and the distribution, to each of the shareholders of the Bond Fund of these new shares of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares of the Bond Fund held by such shareholder immediately prior to the fund combination (the combination of funds and conversion of shares is referred to herein as the "Reorganization") and such other business as may properly come before the Special Meeting. The Board of Directors is sending these materials to you for your use in deciding whether to approve the Plan and the Reorganization at the Special Meeting. These materials include a Notice of Special Meeting of Shareholders, a Proxy Statement/Prospectus and a proxy. We encourage every shareholder to vote their proxy(s) by mail and NOT to attend the meeting of shareholders in person.

Question 2:  What is the purpose of the Reorganization?

         Answer: The Reorganization is being proposed at this time for several reasons. First, the two Funds are of comparable size, hold many of the same bonds and have very similar investment objectives and policies. Since the Bond Fund shareholders approved changing the investment objectives to closely match those of the Retirement Income Fund on March 9, 1999, the management style and investment returns have been quite similar. In consideration that both Funds are now of similar size and investment style, the combination would make practical sense to save on transaction costs and consolidate the management process.

Question 3:  How will the Reorganization work?

         Answer: Pursuant to the Plan, the Bond Fund will transfer all of its assets and liabilities to the Retirement Income Fund and all shares of the Bond Fund will be converted into shares of the Retirement Income Fund. Subsequently, the Bond Fund will distribute such shares to its shareholders. Shareholders of the Bond Fund will thus effectively be converted into shareholders of the Retirement Income Fund, and will hold shares with the same aggregate value as the value of the shares of the Bond Fund that they held immediately prior to the

Reorganization. If the Plan is carried out as proposed, we do not expect that the transaction will have any adverse federal or state tax consequences to the Bond Fund or its shareholders. Please refer to the enclosed Proxy
Statement/Prospectus for a detailed explanation of the Reorganization.

         Bond Fund shareholders who do not wish to have their Bond Fund shares converted into shares of the Retirement Income Fund may redeem their shares up until 4:00 p.m., Eastern time on the day before the effective time of the Reorganization, which is currently anticipated to be April __, 2004. Shareholders whose redemption requests are received after such time will participate in the Reorganization and receive shares of the Retirement Income Fund, which will then be redeemed in the manner requested. If you hold other than a tax qualified account and redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

Question 4:  What will happen if the Reorganization is not approved?

         Answer: If the shareholders of the Bond Fund do not approve the Plan, then the Bond Fund will continue to be managed as a separate portfolio of the Company.

Question 5: Who do I call if I have questions?

         Answer: The Adviser will be happy to answer your questions about the proxy solicitation. Please call Advance Capital Management, Inc., at 1-800-345-4783 between 9:00 a.m. and 5:00 p.m., Eastern time.

                             ADVANCE CAPITAL I, INC.
                        ADVANCE CAPITAL I, INC. BOND FUND
                           ONE TOWNE SQUARE, SUITE 444
                           SOUTHFIELD, MICHIGAN 48076
                         248-350-8543 OR 1-800-345-4783

                         PROXY STATEMENT AND PROSPECTUS

                                 MARCH __, 2004

         FOR THE REORGANIZATION OF THE ADVANCE CAPITAL I, INC. BOND FUND
             INTO THE ADVANCE CAPITAL I, INC. RETIREMENT INCOME FUND

         This Proxy Statement/Prospectus is being sent to shareholders of the Advance Capital I, Inc. Bond Fund (the "Bond Fund") in connection with the solicitation of proxies by the Board of Directors of Advance Capital I, Inc., a Maryland corporation (the "Company"), for use at a special meeting of shareholders of the Bond Fund to be held at the offices of the Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076, on April __, 2004, at 9:00 a.m., Eastern time, and at any date and time established for any postponements or adjournments thereof, if any (the "Special Meeting"). At the Special Meeting, you will be asked to consider and vote upon:

         1. A proposal to approve a Plan of Fund Combination, approved by the Company's Board of Directors on January 23, 2004 (the "Plan"), which provides for (a) the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") which is also a separate series of the Company, and (b) the conversion of each share of the Bond Fund into shares of the Retirement Income Fund and the distribution of an amount of such shares to shareholders of the Bond Fund that has an aggregate value equal to the aggregate value of the shares of the Bond Fund held by such shareholder immediately prior to the reorganization (such transactions collectively constituting the "Reorganization"); and

         2.       Such other business as may properly come before the Special
                  Meeting.

         As a result of the Reorganization, shareholders of the Bond Fund will become shareholders of the Retirement Income Fund.

         THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE DISCLOSURE IN THIS PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Company by submission of a later dated, duly executed proxy.

         The Bond Fund and the Retirement Income Fund are open-end management investment companies registered with the Securities and Exchange Commission (the "SEC"). Both of the Bond Fund and the Retirement Income Fund are organized as a series of the Company.

         The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus, which means that they are legally considered to be a part of this Proxy Statement/Prospectus:

         -        Prospectus of the Company, dated April 30, 2003 (the
                  "Prospectus"); and

         - Statement of Additional Information of the Company, dated April 30, 2003 (the "SAI");

         Copies of the Company's documents and the most recent annual report to shareholders of the Advance Capital I, Inc. Funds (which contains audited financial statements for the Bond Fund and the Retirement Income Fund, and has been previously mailed to shareholders) are available to shareholders upon request and without charge by writing to Advance Capital I, Inc., at One Towne Square, Suite 444, Southfield, Michigan 48076. Each of these documents is also available on the SEC's website at www.sec.gov.

         This Proxy Statement/Prospectus concisely sets forth the information about the Retirement Income Fund that you should know before considering the Plan and the Reorganization and it should be retained for future reference. Additional information contained in a statement of additional information relating to this Proxy Statement/Prospectus (the "Special SAI"), as required by the SEC, is on file with the SEC. The Special SAI is available to shareholders upon request and without charge by calling the toll free number set forth above for Advance Capital I, Inc. or by writing to Advance Capital I, Inc. at the address set forth above. The Special SAI, dated March __, 2004, is incorporated by reference into this Proxy Statement/Prospectus.

                                TABLE OF CONTENTS

                                                                                  Page
                                                                                  ----
I. SYNOPSIS..................................................................       3
   A.  Overview..............................................................       3
   B.  General...............................................................       4
   C.  The Proposed Plan and Reorganization..................................       4
   D.  Comparison of the Bond Fund and the Retirement Income Fund............       5
      1.  Investment Objectives and Principal Investment Policies............       5
      2.  Investment Advisory Services.......................................       6
      3.  Distribution Services..............................................       6
      4.  Purchase and Redemption Procedures.................................       6
      5.  Fixed Monthly Withdrawals..........................................       6
II. PRINCIPAL RISK FACTORS...................................................       7
III. COMPARISON FEE TABLE AND EXAMPLE........................................       7
   A.  Fee Table.............................................................       7
      1.  Example............................................................       8
IV. PERFORMANCE COMPARISON...................................................       8
V. THE PROPOSED REORGANIZATION AND PLAN......................................      10
   A.  Summary of the Proposed Reorganization................................      10
   B.  Terms of the Plan.....................................................      11
   C.  Description of Retirement Income Fund Shares..........................      11
   D.  Reasons for the Reorganization........................................      11
   E.  Federal Income Tax Consequences.......................................      12
   F.  Comparison of Shareholder Rights......................................      13
   G.  Capitalization........................................................      13
VI. ADDITIONAL INFORMATION...................................................      14
VII. VOTING INFORMATION......................................................      14
   A.  Method and Cost of Solicitation.......................................      15
   B.  Right of Revocation...................................................      15
   C.  Voting Securities.....................................................      15
VIII. ADDITIONAL INFORMATION.................................................      15
IX. MISCELLANEOUS INFORMATION................................................      16
   A.  OTHER BUSINESS........................................................      16
   B.  NEXT MEETING OF SHAREHOLDERS..........................................      16
   C.  EXPERTS...............................................................      16

I.       SYNOPSIS

         A.       OVERVIEW

         The following synopsis is a summary of certain information contained elsewhere in the Plan and this Proxy Statement/Prospectus, including documents incorporated by reference. This Proxy Statement/Prospectus is qualified by reference to the more complete information contained herein as well as in the Company's Prospectus, the SAI, the Special SAI, and the Plan (a copy of the Plan is included as Exhibit A). Shareholders should carefully read this entire Proxy Statement/Prospectus, as well as such other documentation.

         B.       GENERAL

         This Proxy Statement/Prospectus is being furnished to you by the Board of Directors in connection with the solicitation of proxies for use at the Special Meeting to be held at the offices of Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076, on April __, 2004 at 9:00 a.m., Eastern time, and at such date and time as established for any postponements or adjournments thereof, if any. The Board of Directors has called the Special Meeting to allow shareholders to consider and vote upon a proposal to approve the Plan and Reorganization. As a result of the Reorganization, the shareholders of the Bond Fund will become shareholders of the Retirement Income Fund.

         The Board of Directors believes that the Reorganization is in the best interests of the Bond Fund and its shareholders. Accordingly, the Board of Directors has approved the Plan and resulting Reorganization and has approved the submission of these matters to the shareholders of the Bond Fund for their approval. The Board of Directors gave its approval after considering the following factors:

         - the Reorganization will allow the current shareholders of the Bond Fund to remain invested in a similar mutual fund that invests in fixed income securities;

         - the Reorganization is expected to afford shareholders a tax-free transfer of their assets to the Retirement Income Fund;

         - the potential benefits to shareholders that may result from the Reorganization, such as the potential to spread relatively fixed costs over a larger asset base, as well as the potential for the Retirement Income Fund to use its increased asset size to engage in block trading and other potential transactions on potentially advantageous terms; and

         - the Reorganization will not result in a decrease in the value of the interests of the Bond Fund's existing shareholders because each shareholder will receive shares of the Retirement Income Fund with the same aggregate value as the aggregate value of the Bond Fund shares that such shareholder held immediately prior to the Reorganization.

         If all of the requisite approvals are obtained and certain other conditions are either met or waived, it is anticipated that the closing of the Reorganization will occur on or about April __, 2004, or such other date as is set by the Company. The Plan may be terminated, and the Reorganization abandoned, whether before or after the requisite approval by the shareholders of the Bond Fund, at any time prior to the closing.

         The Adviser will pay all of the expenses related to the Special Meeting, including costs associated with the solicitation of proxies, copying, printing and mailing proxy materials, and other similar expenses incurred in connection with the Special Meeting.

         C.       THE PROPOSED PLAN AND REORGANIZATION

         If the shareholders of the Bond Fund approve the Plan and certain other conditions are either met or waived, then (i) the Retirement Income Fund will acquire substantially all of the assets and assume the liabilities of the Bond Fund pursuant to the Plan; and (ii) each shareholder of the Bond Fund will receive shares of the Retirement Income Fund with the same aggregate value as the aggregate value of the Bond Fund shares that such shareholder held immediately prior to the Reorganization. No sales charges will be imposed on the shares of the Retirement Income Fund issued in connection with the Reorganization. The Reorganization has been structured with the intention that it qualifies for federal income tax purposes as a tax-free reorganization under the Internal Revenue Code of 1986, as amended (the "Code"). Therefore, shareholders of the Bond Fund should not recognize any gain or loss on their Bond Fund shares for federal income tax purposes as a result of the Reorganization.

         If the shareholders of the Bond Fund do not approve the Plan, then the Bond Fund will continue to operate as a separate open-end management company, and the Board of Directors may take any action that it deems to be in the best interests of the Bond Fund and its shareholders, subject to approval by the Bond Fund's shareholders.

         D.       COMPARISON OF THE BOND FUND AND THE RETIREMENT INCOME FUND.

         This section will help you compare the investment objectives and policies of the Bond Fund with that of the Retirement Income Fund. Please be aware that this is only a brief discussion. More complete information can be found in the Prospectus and the SAI.

                  1.       INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT
                           POLICIES

         The investment objective of the Bond Fund is to provide investors with the highest level of current income without undue risk of principal. The Bond Fund seeks to achieve its goal by investing in a broad range of fixed income investments. The Bond Fund invests at least 80% of its total assets in corporate or U.S. government bonds, with the remaining assets invested in preferred stocks, U.S. government agency securities, non-U.S. government agency securities, U.S. government obligations, Yankee Bonds and money market instruments. When choosing investments, the Bond Fund may invest as much as 45% of its total assets in lower-rated high-yielding securities ("junk bonds"), rated between Ba1 and B2 by Moody's or between BB+ and B by Standard & Poors. The Bond Fund may also invest as much as 20% of its total portfolio in mortgage-backed securities issued by the U.S. government or its agencies. No more than 50% of total assets will be invested in obligations issued or guaranteed by the U.S. government, and no more than 5% of total assets will be invested in unrated securities.

         The investment objective of the Retirement Income Fund is also to provide investors with a high level of current income without undue risk of principal. The Retirement Income Fund seeks to achieve its goal by investing in a broad range of fixed income investments. The Retirement Income Fund invests at least 65% of its total assets in corporate or U.S. government bonds, with the remaining assets invested in preferred stocks, U.S. government agency securities, U.S. government obligations, Yankee Bonds and money market instruments. When choosing investments, the Retirement Income Fund may invest as much as 33% of its total assets in lower-rated high-yielding securities ("junk bonds"), rated between Ba1 and B2 by Moody's or between BB+ and B by Standard & Poors. The Retirement Income Fund will invest at least 50% of its total assets in obligations of, or guaranteed by, the U.S. government and corporate debt or preferred stocks rated Baa3 or higher by Moody's or BBB- or higher by Standard & Poors. No more than 50% of total assets will be invested in obligations issued or guaranteed by the U.S. government, and no more than 5% of total assets will be invested in unrated securities.

                  2.       INVESTMENT ADVISORY SERVICES

         Advance Capital Management, Inc., One Towne Square, Suite 444, Southfield, Michigan 48076, currently serves as the investment adviser for both the Bond Fund and the Retirement Income Fund. Each Fund pays Advance Capital Management, Inc., a monthly management fee based upon the average net assets of the Fund, at the annual rates indicated below (before giving effect to any fee waivers):

                                                               MANAGEMENT FEES
                                                               ---------------
Bond Fund:................................................           0.40%
Retirement Income Fund:
         First $200 million of assets.....................           0.50%
         Assets over $200 million.........................           0.40%

                  3.       DISTRIBUTION SERVICES

         Advance Capital Services, Inc. ("ACS"), One Towne Square, Suite 444, Southfield, Michigan 48076 acts as the distributor for all of the Advance Capital Funds, including the Bond Fund and the Retirement Income Fund. As such, ACS is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, ACS also provides certain administrative services. Shares of the Bond Fund and the Retirement Income Fund are offered for sale on a continuous basis at a price equal to the net asset value per share. There are no sales loads or fees charged for purchases and sales of either fund, nor are there any deferred (or so-called "back end") sales loads or fees charged at the time of sale. ACS is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

                  4.       PURCHASE AND REDEMPTION PROCEDURES

         The Bond Fund and the Retirement Income Fund have similar purchase and redemption procedures. Purchases and sales (redemptions) of shares of both funds are made at a price equal to the net asset value per share determined after receipt of the complete and accurate purchase or redemption order by the Funds' transfer agent. There are no front-end sales charges or commissions. Neither fund charges any fee on redemptions or exchanges of its shares. Both funds charge a $50 fee for a complete redemption of an IRA account.

         The Company requires a minimum investment in all of the Advance Capital funds of at least $10,000 ($2,000 for IRA accounts). This investment may be distributed among any of the Advance Capital Funds as long as $1,000 minimum investment is maintained in each of the funds selected.

                  5.       FIXED MONTHLY WITHDRAWALS

         Shareholders on a fixed monthly withdrawal plan in the Bond Fund will have their existing withdrawal plan transferred to their new or existing Retirement Income Fund account resulting in the same dollar amount withdrawn each month from their account unless otherwise specified. This process will be performed by the Transfer Agent through the normal process of the Reorganization.

II.      PRINCIPAL RISK FACTORS

         The principal risks that may affect the Bond Fund and the Retirement Income Fund are the same. Those risks, and a discussion explaining them, are as follows:

         -        Interest Rate Risk

         -        Low Credit Rating Risk

         -        Credit Risk

         -        Call (prepayment) Risk

         -        Limited Market Trading Risk

         Interest Rate Risk--Both funds are subject to potential fluctuations in bond prices due to changing interest rates. Bonds with longer maturities have greater interest rate risk than do bonds with shorter maturities.

         Low Credit Rating Risk--Issuers of junk bonds are not as strong financially as those companies issuing investment grade bonds. Investments in junk bonds are considered to be predominantly speculative when compared to investment grade bonds. The value of debt securities may be affected by changing credit ratings.

         Credit Risk--Whenever a fund purchases a bond, there is a chance that the issuer will default on its promise to pay interest and/or principal at maturity. Credit ratings are an attempt to assess this risk. All things being equal, the lower a bond's credit rating, the higher the interest the bond must pay in order to attract investors and compensate them for taking additional risks.

         Call (prepayment) Risk--Investment grade and high-yield bonds may contain redemption, or call, provisions that permit the issuer to prepay the bond prior to maturity. If a bond is called for prepayment during a period of declining interest rates, a fund may have to replace the investment with a lower-yielding security, resulting in a reduced return for investors. Mortgage-backed securities are typically subject to this risk.

         Limited Market Trading Risk--There may be little market trading for particular bonds, which may adversely affect the fund's ability to value or sell the bonds.

III.     COMPARISON FEE TABLE AND EXAMPLE

         A.       FEE TABLE

         The following table describes the fees and expenses that a shareholder in the Bond Fund and the Retirement Income Fund (based on fees for the fiscal year ended December 31, 2002, will pay.

                                                                        BOND        RETIREMENT     PRO FORMA
                                                                        FUND       INCOME FUND      COMBINED
                                                                        ----       -----------      --------
Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) Imposed on Purchases
    (as a percentage of offering price)............................     None           None          None
Maximum Deferred Sales Charge (Load)
    (as a percentage of offering price)............................     None           None          None
Maximum Sales Charge (Load) Imposed on Reinvested
    Dividends (as a percentage of offering price)..................     None           None          None
Redemption Fee.....................................................     None           None          None
Exchange Fee.......................................................     None           None          None

Annual Fund Operating Expenses (expenses that are deducted
 from fund assets):
Management Fees(1).................................................     0.40%          0.50%         0.50%
Distribution and/or Service (12b-1) Fees...........................     0.25%          0.25%         0.25%
Other Expenses(2)..................................................     0.05%          0.05%         0.05%
                                                                        ----           ----          ----
    Total Annual Fund Operating Expenses...........................     0.70%          0.80%         0.80%

---------------
(1) The Adviser's management fee for the Retirement Income Fund and the pro forma combined is 0.50% of average daily net assets for the first $200 million of assets, and 0.40% of average daily net assets for assets in excess of $200 million.

(2) Other expenses include custodian, transfer agency and other customary fund expenses.

                  1.       EXAMPLE

         The example set forth below is intended to help you compare the cost of investing in the Bond Fund with the cost of investing in the Retirement Income Fund. The example assumes that you invest $10,000 in the specified fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each fund are those shown in the table above and remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                ONE YEAR       THREE YEARS        FIVE YEARS      TEN YEARS
                                                --------       -----------        ----------      ---------
Bond Fund...................................      $72             $224               $390            $871
Retirement Income Fund......................      $82             $255               $444            $990
Pro forma combined..........................      $82             $255               $444            $990

IV       PERFORMANCE COMPARISON

         The following section is a comparison of the average annual total return performance of the Bond Fund with the Retirement Income Fund.

[PERFORMANCE GRAPH]

                            TOTAL RETURN COMPARISON

                              1993    1994    1995   1996   1997     1998   1999    2000    2001    2002
                              ----    ----    ----   ----   ----     ----   ----    ----    ----    ----
Bond Fund                    11.48%  -4.64%  20.15%  2.81%   9.41%   8.12%  -3.71%  7.09%   8.87%   7.97%
Retirement Income Fund       13.92%  -5.34%  22.96%  4.54%  12.20%   6.33%  -2.33%  6.59%   7.95%   8.80%

Note: The investment objectives for the Bond Fund were changed on March 9, 1999, after approval by shareholders of the changes. Returns for prior years are based on previous investment objectives.

[PERFORMANCE GRAPH]

                         VALUE OF A $10,000 INVESTMENT

                               1993    1994     1995     1996     1997     1998     1999     2000     2001     2002
                               ----    ----     ----     ----     ----     ----     ----     ----     ----     ----
Bond Fund                    $11,148  $10,631  $12,773  $13,132  $14,367  $15,534  $14,958  $16,018  $17,439  $18,829
Retirement Income Fund       $11,392  $10,784  $13,260  $13,862  $15,553  $16,537  $16,152  $17,216  $18,585  $20,220

         This chart assumes an initial investment of $10,000, made on January 1, 1993. Returns shown include the reinvestment of all dividend and other distributions. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

       AVERAGE ANNUAL RATES OF RETURN FOR PERIODS ENDED DECEMBER 31, 2002

                                                                       SINCE         SINCE
                                        ONE YEAR      FIVE YEARS     8/5/1987(1)   1/1/1993(2)    TEN YEARS
                                        --------      ----------     -----------   -----------    ---------
Bond Fund.............................    7.97%          5.56%          7.43%          6.3%          6.53%
Retirement Income Fund................    8.80%          5.39%           n/a           7.3%          7.30%

------
(1) Inception date of Bond Fund.

(2) Inception date of Retirement Income Fund.

V.       THE PROPOSED REORGANIZATION AND PLAN

         The following is a summary of key information concerning the proposed Reorganization and Plan. Keep in mind that additional information appears in the Plan, a copy of which is included as Exhibit A, and in the documents incorporated by reference into this Proxy Statement/Prospectus.

         A.       SUMMARY OF THE PROPOSED REORGANIZATION

         Pursuant to the Plan, the Retirement Income Fund will acquire all of the assets, and assume the liabilities of, the Bond Fund and the shares of stock in the Bond Fund will be converted into and exchanged for shares of stock in the Retirement Income Fund with an aggregate value equal to the aggregate value of the Bond Fund's shares outstanding as of the close of business on the business day immediately preceding the Effective Time of the Reorganization (the "Valuation Date"). Immediately thereafter, the transfer agent will distribute such stock of the Retirement Income Fund shares to the former shareholders of the Bond Fund in complete liquidation of the Bond Fund. After this distribution, all of the issued and outstanding shares of the Bond Fund will be canceled on the books of that fund and the transfer books of the Bond Fund will be permanently closed. Certificates evidencing shares of the Retirement Income Fund shares will not be issued to the former Bond Fund shareholders.

         Bond Fund shareholders who do not wish to have their Bond Fund shares converted into and exchanged for shares of the Retirement Income Fund should redeem their shares prior to the Reorganization. Shareholders may redeem shares of the Bond Fund up until 4:00 p.m., Eastern time on the day before the Effective Time of the Reorganization, which is currently anticipated to be April __, 2004. Shareholders whose redemption requests are received after such time will participate in the Reorganization and receive shares of the Retirement Income Fund, which will then be redeemed in the manner requested. If you hold other than a tax deferred account and redeem your shares, you will recognize a taxable gain or loss based on the difference between your tax basis in the shares and the amount you receive for them.

         No sales charges will be imposed on the shares of the Retirement Income Fund issued in connection with the proposed Reorganization. The Reorganization will not result in a decrease in the value of the interests of the Bond Fund's existing shareholders because each shareholder will receive shares of the Retirement Income Fund with the same aggregate value as the aggregate value of the Bond Fund shares that such shareholder held immediately prior the Reorganization; thus, although a shareholder of the Bond Fund may receive a different number of shares of the Retirement Income Fund than he or she held in the Bond Fund immediately prior to the Reorganization, the aggregate value of the shares will be the same.

         If the shareholders of the Bond Fund do not approve the Plan, then the Bond Fund will continue to operate as a separate mutual fund, and the Board of Directors may take any action that it deems to be in the best interests of the Bond Fund and its shareholders.

         B.       TERMS OF THE PLAN

         The following is a summary of the significant terms of the Plan. This summary is qualified in its entirety by reference to the Plan, which is attached hereto as Exhibit A.

         Valuation. With respect to the Bond Fund, the value of its assets and liabilities will be computed as of the time at which its net asset value is calculated at the Valuation Date. The net asset value of a share of the Bond Fund and the Retirement Income Fund will be the net asset value per share computed at the Valuation Time, using the market valuation procedures set forth in the Company's current prospectus under the Securities Act of 1933, as amended (the "1933 Act").

         Issuance and Distribution of Retirement Income Fund Shares. At the Effective Time of the Reorganization (as defined in the Plan), the transfer agent for the Retirement Income Fund will deliver shares of the Retirement Income Fund to the former shareholders of the Bond Fund. The number of such shares will be determined by dividing (i) the value (determined as of the Valuation Time) of the Bond Fund's assets that are conveyed, less the liabilities that are assumed, at the Effective Time of the Reorganization by
(ii) the net asset value of one share of the Retirement Income Fund that is to be delivered with respect thereto. The transfer agent will then distribute to the former shareholders of the Bond Fund a number of shares of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares held by each shareholder immediately prior to the Reorganization.

         Expenses. The Adviser will pay all of the expenses related to the Special Meeting, including costs associated with the solicitation of proxies, copying, printing and mailing proxy materials, and other similar expenses incurred in connection with the Special Meeting.

         Required Approvals. The Reorganization requires approval of the Plan by the affirmative vote of at least a majority of the outstanding shares of the Bond Fund.

         C.       DESCRIPTION OF RETIREMENT INCOME FUND SHARES

         The shares of each Retirement Income Fund issued to Bond Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. The shares of Retirement Income Fund will be sold and redeemed based upon the net asset value of the Fund next determined after receipt of a purchase or redemption request, as described in the Prospectus.

         D.       REASONS FOR THE REORGANIZATION

         The Reorganization will allow the current shareholders of the Bond Fund to remain invested in a similar mutual fund that invests in fixed income securities and is expected to afford shareholders a tax-free transfer of their assets to the Retirement Income Fund. The potential benefits to shareholders that may result from the Reorganization include the potential to spread relatively fixed costs over a larger asset base, as well as the potential for the Retirement Income Fund to use its increased asset size to engage in block trading thereby potentially reducing transaction costs.

         E.       FEDERAL INCOME TAX CONSEQUENCES

         As a condition of the Reorganization, the Company has received an opinion of Dykema Gossett PLLC, legal counsel to the Company, to the effect that for federal income tax purposes, in Dykema Gossett's best legal judgment:

         - the transfer of all of the assets and liabilities of the Bond Fund to the Retirement Income Fund in exchange for the Retirement Income Fund shares to be issued by the Retirement Income Fund equal in dollar value to the Bond Fund's shares that each shareholder owned immediately prior to the Reorganization, and the distribution of those Retirement Income Fund shares to shareholders of the Bond Fund should be treated as a "reorganization" within the meaning of Section 368(a) of the Code, and each Bond Fund and the Retirement Income Fund should be a "party to a reorganization" within the meaning of Section 368(b) of the Code in respect of the Reorganization;

         - no gain or loss should be recognized by the Bond Fund upon the transfer of its assets and liabilities to the Retirement Income Fund solely in exchange for shares of the Retirement Income Fund equal in dollar value to the Bond Fund shares that the shareholders owned immediately prior to the Reorganization;

         - the basis of the Bond Fund's assets received by the Retirement Income Fund pursuant to the Reorganization should be the same as the basis of those assets in the hands of the Bond Fund immediately prior to the Reorganization;

         - the holding period of the Bond Fund's assets in the hands of the Retirement Income Fund should include the period for which such assets have been held by the Bond Fund;

         - no gain or loss should be recognized by the Bond Fund on the distribution to its shareholders of the shares of the Retirement Income Fund that it receives in connection with the Reorganization;

         - no gain or loss should be recognized by the shareholders of the Bond Fund upon their receipt of the shares of the Retirement Income Fund in exchange for such shareholders' shares of the Bond Fund;

         - the basis of the shares of the Retirement Income Fund received by each shareholder of the Bond Fund should be the same as the basis of the Bond Fund shares surrendered by such shareholder;

         - the holding period for shares of the Retirement Income Fund received by each Bond Fund shareholder should include the period during which such shareholder held the Bond Fund shares surrendered, provided that such Bond Fund shares are held as capital assets in the hand of such shareholder on the date of the exchange; and

         - the Retirement Income Fund should succeed to and take into account the tax attributes described in Section 381(c) of the Code of the Bond Fund as of the effective time of the Reorganization, subject to the conditions and limitations specified in the Code.

         Although the company is not aware of any adverse state income tax consequences, it has not made any investigation as to those consequences for their shareholders. Additionally, the Company has not sought, and will not seek, a private letter ruling from the Internal Revenue Service (the "IRS") with respect to the federal income tax consequences of the Reorganization. The opinion of Dykema Gossett PLLC with respect to the federal income tax consequences of the Reorganization is not binding on the IRS and does not preclude the IRS from adopting a contrary position. Shareholders should consult their own advisers concerning potential tax consequences of the Reorganization to them, including any applicable federal, state, local or foreign income tax consequences.

         F.       COMPARISON OF SHAREHOLDER RIGHTS

         Since the Bond Fund and the Retirement Income Fund are each a separate class of the capital stock of the Company, there are not material differences in the rights of shareholders of the Bond Fund compared to the rights of shareholders of the Retirement Income Fund. Each of the Bond Fund and the Retirement Income is authorized to issue up to 200,000,000 shares of stock, with a par value of $0.001 per share. Each Fund's operations are governed by the Articles of Incorporation of the Company, its By-Laws and applicable Maryland law. Under the Maryland General Corporation Law, shareholders of a corporation are not personally liable for the acts or obligations of the corporation. Under the Company's Articles of Incorporation and By-Laws, the Company is required to indemnify its directors and officers against liabilities and expenses incurred in connection with proceedings relating to their positions as officers or directors, except under certain limited circumstances relating to the culpability of such officers or directors. The business and affairs of the Company, including those of each of its funds, is managed by a Board of Directors. For information about the composition of the Company's Board of Directors, see the Company's SAI, which is incorporated by reference into this Proxy Statement/Prospectus.

         G.       CAPITALIZATION

         The capitalization of the Bond Fund and the Retirement Income Fund as of December 31, 2002, and the pro forma combined capitalization after giving effect to the proposed Reorganization is as follows:

                                                    RETIREMENT       PRO FORMA
                                      BOND FUND     INCOME FUND       COMBINED
                                      ---------     -----------       --------
Aggregate net assets ...........    $146,003,000    $199,851,000    $345,854,000
Shares outstanding .............      14,906,342      20,541,041      35,546,529
Net asset value per share ......    $       9.79    $       9.73    $       9.73

VI.      ADDITIONAL INFORMATION

         The Retirement Income Fund will be the accounting survivor of the Reorganization. For a discussion of the: (i) investment objectives, investment strategies and risks; (ii) performance; (iii) investment advisors; (iv) shares, including information regarding share pricing, purchases and redemptions; (v) calculation of the offering prices of the shares; (vi) policies with respect to dividends and distributions and the tax consequences of an investment in the shares; (vii) financial information; and (viii) distribution arrangements, see the Company's Prospectus and SAI.

VII.      VOTING INFORMATION

         The holders of a majority of the shares of the Bond Fund outstanding as of the Record Date for the Special Meeting will constitute a quorum. When a quorum is present, approval of the proposed Reorganization will require the affirmative vote of at least a majority of the shares of the Bond Fund outstanding on the Record Date.

         All shares represented by each properly voted proxy received before the meeting will be voted at each Special Meeting. Proxies may be voted by mail. If a shareholder specifies how the proxy is to be voted on any business properly to come before a Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the RETURNED proxy, it will be voted "FOR" approval of the Reorganization. If any other matters come before a Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

         If a quorum for the Bond Fund is not present at the Special Meeting, or if a quorum is present at the Special Meeting but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments or postponements of the Special Meeting to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting may be transacted at any such adjourned or postponed session(s) at which a quorum is present. The Special Meeting may be adjourned or postponed from time to time by a majority of the votes properly cast upon the question of adjourning or postponing the Shareholder Meeting to another date and time, whether or not a quorum is present, and the Shareholder Meeting may be held as adjourned or postponed without further notice. The persons named in the proxy will vote in favor of such adjournment or postponement if such adjournment or postponement is necessary to obtain a quorum or to obtain a favorable vote on any proposal.

         All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Reorganization will occur only if a sufficient number of votes are cast "FOR" that proposal. Abstentions and broker non-votes do not constitute a vote "FOR" and effectively result in a vote "AGAINST."

         A.       METHOD AND COST OF SOLICITATION

         This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Directors for use at the Special Meeting. It is expected that the solicitation of proxies will be primarily by mail. The Adviser will pay all of the expenses related to the Special Meeting, including costs associated with the solicitation of proxies, copying, printing and mailing proxy materials, and other similar expenses incurred in connection with the Special Meeting.

         B.       RIGHT OF REVOCATION

         Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting by providing written notice to the Company or by submission of a later-dated, duly executed proxy. If not so revoked, the votes will be cast at the Special Meeting. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

         C.       VOTING SECURITIES

         Shareholders of the Bond Fund at the close of business on February 27, 2004 (the "Record Date"), will be entitled to be present and vote at the Special Meeting. On the Record Date there were ________ shares of voting stock of the Bond Fund entitled to vote. Each outstanding share is entitled to one vote. As of the Record Date, the officers and directors of the Company, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Bond Fund. In addition, as of the Record Date, no person owned of record or was known by the Company to own of record or beneficially five percent or more of the shares of the Bond Fund.

         As of December 31, 2003, the officers and directors of the Company, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of the Retirement Income Fund and no person owned of record or was known by the Company to own of record or beneficially five percent or more of the shares of the Retirement Income Fund.

VIII.    ADDITIONAL INFORMATION

         Documents that relate to the Bond Fund and the Retirement Income Fund are available, without charge, by writing to Advance Capital I, Inc. at One Towne Square, Suite 444, Southfield, Michigan 48076, or by calling 1-800-345-4783.

         The Company is subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, files reports, proxy material, and other information relating to the Bond Fund and the Retirement Income Fund with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, D.C., at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois 60661. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549 at prescribed rates. The SEC also maintains a web site at www.sec.gov that contains the Prospectus and Statement of Additional Information for the Company (including the Bond Fund and the Retirement Income Fund), as well as the materials that are incorporated by reference into the Company's Prospectus and Statement of Additional Information, and other information.

         It is expected that this Proxy Statement will be mailed to shareholders beginning on or about March 8, 2004.

IX.      MISCELLANEOUS INFORMATION

         A.       OTHER BUSINESS

         The Board of Directors knows of no other business to be brought before the Special Meetings. If any other matters come before the Special Meetings, it is the Board of Directors' intention that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed Proxy Card(s).

         B.       NEXT MEETING OF SHAREHOLDERS

         The Company plans to hold its 2004 Annual Meeting of Shareholders on July 29, 2004. Any shareholder proposal intended to be presented at such meeting must be received by the Company at its office by March 31, 2004, to be included in the Company's proxy statement and form of proxy relating to that annual meeting, and must satisfy all other legal requirements.

         C.       EXPERTS

         The financial statements and financial highlights as of December 31, 2002, for the Advance Capital I, Inc. Bond Fund and the Advance Capital I, Inc. Retirement Income Fund, two of the series comprising the Advance Capital I, Inc. Funds, incorporated in this proxy statement and prospectus by reference from the Advance Capital I, Inc. Statement of Additional Information, dated April 30, 2003, have been audited by PricewaterhouseCoopers LLP, independent auditors, as stated in their report, which is incorporated herein by reference, and have been so incorporated in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

By Order of the Board of Directors,

Kathy J. Harkleroad, Secretary
Advance Capital I, Inc.
March 5, 2004

                                                                       EXHIBIT A

                            PLAN OF FUND COMBINATION

         This Plan of Fund Combination (the "Plan") has been approved by the Board of Directors of ADVANCE CAPITAL I, INC., a Maryland corporation (the "Company") on January 23, 2004. The Plan has been approved pursuant to Article VI(5)(I)(3) of the Company's Articles of Incorporation in order to combine the assets of one of the Company's classes of capital stock with the assets of another of the Company's classes of capital stock.

         Pursuant to the authority granted to the Board of Directors under the Articles of Incorporation of the Company, the Board has classified the authorized capital stock of the Company into five separate classes of capital stock, each of which has voting rights (Class A, B, C, E and F). Class A Common Stock has been designated as the shares representing the Advance Capital Bond Fund and Class E Common Stock has been designated as the shares representing the Advance Capital Retirement Income Fund.

         The Retirement Income and the Bond Fund have investment objectives, policies and restrictions that are substantially similar. In order to enhance the efficiency of managing these two funds and to reduce the operating expenses each must bear, the Board of Directors of the Company has determined to combine the assets of these two classes of capital stock pursuant to this Plan and the Board has further determined that such a combination of assets will not have a material adverse effect on the stockholders of either the Bond Fund or the Retirement Income Fund. It is intended that the combination of assets and the related conversion of shares of the capital stock of the Bond Fund into shares of the capital stock of the Retirement Income Fund (collectively, the "Reorganization"), as described in this Plan, shall be a tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code").

         Therefore, pursuant to Article VI(5)(I)(3) of the Company's Articles of Incorporation, this Plan shall be submitted to the shareholders owning shares of the Bond Fund and the Retirement Income Fund for their approval at the next regular meeting of the Company's shareholders. If approved, the Reorganization of the Bond Fund and the Retirement Income Fund shall be effected as follows:

         1. COMBINATION OF FUND ASSETS. At the Effective Time, the assets belonging to the Bond Fund class of capital stock of the Company shall be transferred, assigned and conveyed to, and combined with, the assets belonging to the Retirement Income Fund, and the Retirement Income Fund shall accept all such assets and assume all of the liabilities relating to and associated with the Bond Fund. At and after the Effective Time of the Reorganization the liabilities of the Bond Fund shall thenceforth be enforced only against the assets of the Retirement Income Fund, subject to any defense and/or set off that the Bond Fund was entitled to assert immediately prior to the Effective Time, and subject to any defense and/or set off that the Retirement Income Fund may from time to time be entitled to assert against a creditor thereof.

         2. CONVERSION OF BOND FUND SHARES; ISSUANCE OF RETIREMENT INCOME FUND SHARES.

                  (a) As of the Effective Time, each outstanding share of capital stock associated with the Bond Fund shall be converted into shares of the capital stock of the Retirement Income Fund in the amount, and in the manner provided in this Section 2. At the Effective Time, the Company shall cause the transfer agent for the Retirement Income Fund to issue that number of additional shares of capital stock of the Retirement Income Fund to each person who was a holder of shares of capital stock of the Bond Fund immediately prior to the Effective Time as shall be required on account of the conversion of such shares as provided herein. Promptly upon receipt of instructions from the Company, the transfer agent for the Retirement Income Fund shall record on its books the ownership, by the former stockholders of the Bond Fund, of the shares of capital stock of the Retirement Income Fund that have been issued as a result of the conversion described in Section 2(b) below.

                  (b) The number of full and fractional (to the third decimal place) shares of the Retirement Income Fund to be issued to each shareholder of the Bond Fund shall be that number which results from dividing (i) the product of (A) the net asset value of one share of capital stock of the Bond Fund by (B) the number of shares of the Bond Fund owned by such shareholder on the Effective Time by (ii) the net asset value of one share of capital stock of the Retirement Income Fund. In each instance, the net asset value calculations shall be based on the net asset of one share of the Bond Fund and of the Retirement Income Fund on the Valuation Date, and such net asset values shall be computed at the Valuation Date in the manner set forth in the Company's then current prospectus under the Securities Act of 1933, as amended (the "1933 Act").

                  (c) At the Effective Time, the Company shall cause the transfer agent for the shares of capital stock of the Bond Fund to promptly cancel on its books all of the shares (including, without limitation, any treasury shares) of the Bond Fund and any such shares issued and outstanding prior to such cancellation shall thereafter represent only the right to receive the shares of the Retirement Income Fund issuable on account of the share conversion provided above.

                  (d) Upon completion of the tasks required by Sections 2(a) through (c) above, the transfer books of the Company with respect to the Bond Fund shall be permanently closed.

         3. FINAL DIVIDEND AND DISTRIBUTION BY BOND FUND. In addition to receiving shares of capital stock of the Retirement Income Fund pursuant to
Section 2 above, each stockholder of the Bond Fund shall have the right to receive any unpaid dividends or other distributions which have been declared by the Company with respect to shares of the Bond Fund and which remain unpaid prior to the Effective Time of the Reorganization. To provide for such payment in the event that the Effective Time does not occur immediately after the end of a calendar month, prior to the Valuation Date, the Board of Directors of the Company shall declare a dividend or dividends, with a record date and ex-dividend date as of the Valuation Date, which, together with all previous dividends, shall have the effect of distributing to the stockholders of the Bond Fund all of the net investment company income, if any, of the Bond Fund for the taxable years ending on or before December 31, 2003, and for the period from January 1, 2004, to and including the Effective Time of the Reorganization (computed without regard to any deduction for dividends paid), and all of the net capital gain, if any, realized by the Bond Fund in taxable years ended on or before December 31, 2003, and in the period from January 1, 2004, to and including the Effective Time of the Reorganization.

         4. VALUATION DATE. The valuation date (the "Valuation Date") with respect to the Reorganization shall be 4:00 p.m., Eastern Time, on the day prior to the Effective Time of the Reorganization. Notwithstanding anything herein to the contrary, in the event that at the Valuation Date: (i) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
(ii) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Company, accurate appraisal of the value of the net assets of the Bond Fund or the Retirement Income Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption, reporting shall have been restored and accurate appraisal of the value of the net assets of the Bond Fund and the Retirement Income Fund is practicable in the judgment of the Company.

         5. EFFECTIVE TIME; DELIVERY OF ASSETS. Delivery by the Bond Fund of its assets to the Retirement Income Fund shall occur at the opening of business on April 26, 2004, or on such other date as is designated by the President of the Company in light of the administrative tasks to be carried out in order to effect the Reorganization with a minimum amount of disruption to the Company and the shareholders of the Bond Fund and the Retirement Income Fund. The date and time at which the above-described actions are taken shall be the "Effective Time" of the Reorganization. To the extent any assets of the Bond Fund are not, for any reason, transferred to the Retirement Income Fund at the Effective Time, then the Company shall cause such Assets to be transferred in accordance with this Agreement at the earliest practicable date thereafter. Delivery of the assets of the Bond Fund to the Retirement Income Fund shall be accomplished by delivery of instructions to the Custodian of the Company's assets to transfer record ownership of such assets to the Retirement Income Fund, provided that if any of such assets of the Bond Fund cannot be transferred by such action, then the Bond Fund shall execute and deliver to the Retirement Income Fund an appropriate Bill of Sale and Assignment instrument which shall be effective at the Effective Time.

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION
                                 March __, 2004

            FOR THE COMBINATION OF ADVANCE CAPITAL I, INC. BOND FUND
                                  WITH AND INTO
                 ADVANCE CAPITAL RETIREMENT I, INC. INCOME FUND

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated March __, 2004, relating to the Special Meeting of Shareholders of the Advance Capital I, Inc. Bond Fund (the "Bond Fund"), to be held on April __, 2004, at 10:00 a.m., Eastern time, and at such date and time as established for any postponements or adjournments thereof, if any (the "Special Meeting"). The Special Meeting is being held to consider and vote upon (1) a proposal to approve a Plan of Fund Combination (the "Reorganization") which provides for (a) the transfer of all of the assets and liabilities of the Bond Fund to the Advance Capital I, Inc. Retirement Income Fund (the "Retirement Income Fund") and the conversion of all shares of voting stock of the Bond Fund into shares of voting stock of the Retirement Income Fund having an aggregate value equal to the aggregate value of the shares of the Bond Fund held by a Bond Fund shareholder immediately prior to the Reorganization and (2) such other business as may properly come before the Special Meeting. Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Advance Capital I, Inc. at One Towne Square, Suite 444, Southfield, Michigan 48076, or by calling 1-800-345-4783.

         The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

         1. The Statement of Additional Information of Advance Capital I, Inc., Funds, dated April 30, 2003;

         2. The Annual Report to Shareholders of Advance Capital I, Inc., Funds for the year ended December 31, 2002;

         3. The Semi-Annual Report to Shareholders of Advance Capital I, Inc., Funds for the six-months ended June 30, 2003.

         This Statement of Additional Information consists of this cover page and the pro forma financial statements related to the proposed Reorganization.

                                TABLE OF CONTENTS

                                                                                           Page
                                                                                           ----
Introductory Note to Unaudited Pro Forma Financial Statements.........................      B-2
Pro Forma Combined Schedule of Investments as of December 31, 2002....................      B-3
Pro Forms Combined Schedule of Investments as of June 30, 2003........................      B-9
Pro Forma Statements of Assets and Liabilities, as of December 31,2002................     B-15
Pro Forma Statements of Asset and Liabilities as of June 30, 2003.....................     B-16
Pro Forma Statements of Operations for the year ended December 31, 2002...............     B-17
Pro Forma Statements of Operations for the six-months ended June 30, 2003.............     B-18
Notes to Pro Forma Financial Statements...............................................     B-19

INTRODUCTORY NOTE TO UNAUDITED PRO FORMA FINANCIAL STATEMENTS

         The following unaudited pro forma information gives effect to the proposed transfer of the assets and liabilities of the Bond Fund to the Retirement Income Fund, accounted for as if Reorganization had occurred as of January 1, 2002. Unaudited pro forma financial information is presented as of and for the year ended December 31, 2002, and as of and for the six months ended June 30, 2003. Each pro forma combining statement has been prepared based upon the fee and expense structure of the Retirement Income Fund.

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                             AS OF DECEMBER 31, 2002
                                   (unaudited)

                                              S&P
                                             CREDIT                                 PRINCIPAL
FIXED INCOME SECURITIES                      RATING       COUPON     MATURITY        AMOUNT             VALUE
-----------------------                      ------       ------     --------        ------             -----
Travelers/Aetna P&C                           BBB          8.083     4/30/2036    $     20,000      $    503,000
AAR Corp.                                     BBB-         7.250    10/15/2003         500,000           510,406
ABN Amro Bank NV                              A+           7.300     12/1/2026       2,500,000         2,575,338
AK Steel Corp.                                BB           7.875     2/15/2009       2,025,000         2,045,250
Lion Connecticut Holdings, Inc.               A+           6.750     9/15/2013       1,000,000         1,097,537
Lion Connecticut Holdings, Inc.               A+           7.250     8/15/2023       1,000,000         1,112,748
Alcan, Inc.                                   A-           7.250     3/15/2031       1,000,000         1,185,829
Allied Waste North America                    B+          10.000      8/1/2009       1,750,000         1,736,875
Allstate Corp./The                            A+           7.500     6/15/2013       1,000,000         1,204,159
Alcoa, Inc.                                   A            6.500     6/15/2018       2,500,000         2,720,415
American Axle & Manufacturing, Inc.           BB-          9.750      3/1/2009       1,000,000         1,072,500
American Financial Group, Inc.                BBB          7.125    12/15/2007       1,000,000           978,350
American General Corp.                        AAA          7.500     7/15/2025       1,000,000         1,223,019
Amerigas Partners                             A+          10.125     4/15/2007       1,445,000         1,517,250
Ametek, Inc.                                  BBB          7.200     7/15/2008       1,750,000         1,814,500
Anheuser-Busch Cos., Inc.                     A+           7.125      7/1/2017       2,500,000         2,913,328
Applied Materials, Inc.                       A-           7.125    10/15/2017       2,500,000         2,857,678
Archer-Daniels-Midland Co.                    A+           8.375     4/15/2017       1,000,000         1,313,432
Archer-Daniels-Midland Co.                    A+           7.125      3/1/2013       1,000,000         1,183,265
Associates Corp. Of N. America                AA-          6.950     11/1/2018       1,000,000         1,133,127
Auburn Hills Trust                            BBB+        12.375      5/1/2020         400,000           600,823
Aztar Corp.                                   B+           9.000     8/15/2011       2,100,000         2,152,500
BHP Finance USA Ltd.                          A            7.250      3/1/2016       1,000,000         1,151,027
Bank One Corp.                                A-           7.750     7/15/2025       1,000,000         1,220,309
Bankers Trust Corp.                           A            7.500    11/15/2015       2,500,000         2,945,880
Barclays Bank PLC                             AA-          7.400    12/15/2009       1,000,000         1,194,348
Bear Stearns Cos,. Inc./The                   A            7.625     12/7/2009         500,000           588,643
Bear Stearns Cos,. Inc./The                   A            7.000      7/6/2018         250,000           248,824
Beazer Homes USA ,Inc.                        BB           8.375     4/15/2012         500,000           515,000
Bell Canada                                   A            9.500    10/15/2010       2,250,000         2,607,926
Beverly Enterprises, Inc.                     B+           9.625     4/15/2009       1,750,000         1,470,000
Bowater, Inc.                                 BBB-         9.500    10/15/2012         700,000           791,474
Brunswick Corp.                               BBB          7.375      9/1/2023         975,000           958,149
Burlington Northern, Inc.                     BBB+         8.750     2/25/2022       1,500,000         1,839,879
Burlington Resources, Inc.                    BBB+         9.125     10/1/2021         700,000           932,499
Burlington Resources, Inc.                    BBB+         8.200     3/15/2025         750,000           938,966
Cigna Corp.                                   BBB+         7.650      3/1/2023         500,000           473,491
CNA Financial Corp.                           BBB-         6.950     1/15/2018         750,000           665,247
CRA Finance Ltd.                              A+           7.125     12/1/2013         500,000           544,500
Capital One Financial Corp.                   BB+          7.250      5/1/2006       1,750,000         1,679,671
Caterpillar, Inc.                             A+           9.000     4/15/2006         100,000           118,112
Champion International Corp.                  BBB          7.625      9/1/2023       1,500,000         1,541,574
Chancellor Broadcasting Co.                   BB+          8.750     6/15/2007       1,250,000         1,304,687

AMFM, Inc.                                    BBB-         8.000     11/1/2008         500,000           545,625
Charter Communications Holdings,LLC.          CCC+         8.625      4/1/2009       1,500,000           667,500
Mandalay Resort Group                         BB-          7.625     7/15/2013         450,000           450,000
Mandalay Resort Group                         BB+          6.450      2/1/2006         500,000           510,000
Citicorp                                      A+           7.250    10/15/2011       2,000,000         2,306,351
Clark Equipment Co.                           BBB+         8.000      5/1/2023         500,000           549,472
Columbia Energy Group                         BBB          7.320    11/28/2010       1,750,000         1,819,284
Comerica Bank                                 A-           7.125     12/1/2013       1,500,000         1,658,205
Comerica Bank                                 A-           8.375     7/15/2024         800,000           953,071
Computer Associates International, Inc.       BBB+         6.375     4/15/2005       1,250,000         1,212,500
Computer Associates International, Inc.       BBB+         6.500     4/15/2008         500,000           473,750
ConAgra Foods, Inc.                           BBB          9.750      3/1/2021         500,000           704,167
Consolidated Edison Co. of New York           AAA          7.500     6/15/2023       1,000,000         1,051,453
Continental Cablevision                       BBB          9.500      8/1/2013         500,000           578,967
Continental Corp.                             BBB-         8.375     8/15/2012         600,000           629,557
COX Communications, Inc.                      BBB          6.400      8/1/2008         700,000           733,201
COX Communications, Inc.                      BBB          6.850     1/15/2018       1,000,000         1,042,950
Credit Suisse First Boston USA, Inc.          A+           6.125    11/15/2011       2,250,000         2,347,625
DR Horton, Inc.                               BB           8.000      2/1/2009       1,750,000         1,750,000
DaimlerChrysler NA Holding Corp.              BBB+         7.750     1/18/2011       2,000,000         2,284,810
Dana Corp.                                    BB          10.125     3/15/2010       1,500,000         1,518,750
Dayton Power & Light, Inc.                    BBB          8.150     1/15/2026       1,000,000         1,019,757
Morgan Stanley                                A+           6.750    10/15/2013       1,250,000         1,411,066
Deere & Co.                                   A-           8.950     6/15/2019       1,000,000         1,195,380
Dell Computer Corp.                           A-           6.550     4/15/2008       1,750,000         1,967,296
Deutsche Telekom International Finance BV     BBB+         8.500     6/15/2010         750,000           863,801
Diamond Shamrock, Inc.                        BBB          8.000      4/1/2023         600,000           611,183
Dominion Resources, Inc.                      BBB+         8.125     6/15/2010         750,000           872,551
Dow Capital BV                                A            8.700     5/15/2022       1,000,000         1,037,777
Dresdner Bank AG                              A            7.250     9/15/2015       2,500,000         2,723,645
Duke Energy Corp.                             A+           6.750      8/1/2025       1,500,000         1,481,477
Duke Energy Corp.                             A            7.375      3/1/2010         750,000           829,547
Duquesne Light Co.                            BBB+         7.550     6/15/2025         750,000           777,904
Eastman Chemical Co.                          BBB          7.250     1/15/2024       1,000,000         1,080,476
Eaton Corp.                                   A-           8.100     8/15/2022       1,500,000         1,812,939
Echostar DBS Corp.                            B+           9.375      2/1/2009       1,750,000         1,850,624
Electronic Data Systems Corp.                 A-           7.125    10/15/2009       2,000,000         2,055,692
EOG Resources, Inc.                           BBB+         6.000    12/15/2008       1,250,000         1,348,489
Exelon Corp.                                  BBB+         6.750      5/1/2011       1,750,000         1,915,559
Fairchild Semiconductor International, Inc.   B           10.375     10/1/2007       2,250,000         2,362,500
FedEx Corp.                                   BBB+         8.760     5/22/2015         750,000           835,313
FedEx Corp.                                   BBB+         7.630      1/1/2015       1,000,000         1,078,350
Federal Home Loan Bank System                 AAA          6.000     9/11/2017       1,000,000         1,018,438
Federal Home Loan Bank System                 AAA          6.000     9/12/2017       1,000,000         1,006,250
Federal Home Loan Bank System                 AAA          6.000     9/26/2017       1,000,000         1,020,625
Federal Home Loan Bank System                 AAA          6.000    10/30/2017       1,000,000         1,002,813
Federal Home Loan Bank System                 AAA          6.000     11/6/2017       2,000,000         2,041,875
First Union Institutional Capital II          BBB+         7.850      1/1/2027       2,000,000         2,126,490
Flextronics International Ltd.                BB-          9.875      7/1/2010       2,500,000         2,693,750
Florida Power Corp.                           BBB+         8.000     12/1/2022       1,540,000         1,607,102

Florida Power Corp.                           BBB+         7.000     12/1/2023         500,000           514,430
Ford Motor Co.                                BBB          8.875    11/15/2022       1,000,000           972,747
Ford Motor Co.                                BBB          6.500      8/1/2018       1,000,000           814,892
Forest Oil Corp.                              BB           8.000     6/15/2008       1,750,000         1,846,250
GCI, Inc.                                     B+           9.750      8/1/2007       2,000,000         1,600,000
Ginnie Mae                                                 6.500     2/20/2031       1,348,350         1,406,879
Ginnie Mae                                                 6.500     7/20/2031       2,264,677         2,362,981
Ginnie Mae                                                 6.500     8/20/2031       5,549,422         5,790,311
Ginnie Mae                                                 6.500     9/20/2031       3,698,173         3,858,703
Ginnie Mae                                                 6.500     4/20/2032       2,515,780         2,625,026
GTE Corp.                                     A+           8.750     11/1/2021       1,500,000         1,856,028
GTE Corp.                                     A+           7.830      5/1/2023       1,000,000         1,053,561
General Electric Capital Corp.                AAA          8.300     9/20/2009       1,000,000         1,227,570
General Electric Capital Corp.                AAA          6.000     6/15/2012       1,000,000         1,079,675
General Motors Corp.                          BBB          7.700     4/15/2016       1,000,000         1,026,620
General Motors Corp.                          BBB          8.100     6/15/2024       1,000,000           950,363
Goldman Sachs Group, Inc.                     A+           6.600     1/15/2012       1,000,000         1,104,995
Goldman Sachs Group LP*                       A+           8.000      3/1/2013       1,000,000         1,164,740
Goodrich Corp.                                BBB          6.450     4/15/2008         500,000           507,739
Goodrich Corp.                                BBB          6.800      2/1/2018         250,000           232,837
Gulfmark Offshore, Inc.                       BB-          8.750      6/1/2008         750,000           757,499
HCA, Inc.                                     BBB-         8.750      9/1/2010       1,750,000         2,014,070
HMH Properties, Inc.                          BB-          8.450     12/1/2008       2,050,000         2,024,375
HSBC America Capital Trust II*                A-           8.380     5/15/2027       1,000,000         1,148,720
Healthsouth Corp.                             B+          10.750     10/1/2008       2,250,000         1,901,250
Hertz Corp.                                   BBB          6.625     5/15/2008       1,950,000         1,855,417
Hilton Hotels Corp.                           BBB-         7.200    12/15/2009       1,500,000         1,512,830
Household Finance Corp.                       A-           6.375      8/1/2010       2,500,000         2,640,250
Reliant Energy HL&P                           BBB          9.150     3/15/2021       1,300,000         1,505,106
K Hovnanian Enterprises, Inc.                 B            8.875      4/1/2012       1,500,000         1,432,500
Husky Oil Co.                                 BBB          7.550    11/15/2016       1,000,000         1,172,762
Hydro Quebec                                  AAA          8.400     1/15/2022         300,000           400,191
ITT Corp.                                     BBB-         6.750    11/15/2005         750,000           750,000
ITT Corp.                                     BBB-         7.375    11/15/2015       1,000,000           920,000
Illinois Bell Telephone Co.                   AA-          7.250     3/15/2024       1,425,000         1,478,593
Indianapolis Power & Light                    BB+          7.050      2/1/2024       1,000,000           804,342
International Business Machines Corp.         A+           8.375     11/1/2019       1,500,000         1,894,259
JPM Capital Trust II                          A-           7.950      2/1/2027       1,000,000         1,056,880
JP Morgan Chase & Co.                         A            6.625     3/15/2012         500,000           541,908
Jefferies Group, Inc.                         BBB-         7.750     3/15/2012       2,250,000         2,424,267
Jersey Central Power & Light                  BBB+         6.750     11/1/2025       1,500,000         1,418,865
KB Home                                       BB-          9.500     2/15/2011       2,250,000         2,385,000
Kerr-McGee Corp.                              BBB          7.000     11/1/2011       2,200,000         2,212,615
Kimberly-Clark Corp.                          AA           6.250     7/15/2018       1,000,000         1,099,006
Knight-Ridder, Inc.                           A            9.875     4/15/2009          50,000            63,911
Land O' Lakes, Inc.                           B+           8.750    11/15/2011       1,500,000           832,500
Lehman Brothers Holdings, Inc.                A            8.500      8/1/2015       2,000,000         2,502,382
Lenfest Communications, Inc.                  BBB          8.250     2/15/2008         900,000           944,535
Eli Lilly & Co.                               AA           7.125      6/1/2025       1,100,000         1,298,398
Ltd Brands                                    BBB+         7.500     3/15/2023       1,000,000         1,029,147

Lockheed Corp.                                BBB          7.875     3/15/2023         500,000           521,108
Lockheed Martin Corp.                         BBB          7.650      5/1/2016         500,000           617,715
Loews Corp.                                   A+           8.875     4/15/2011       1,000,000         1,204,074
Long Island Lighting                          A-           8.200     3/15/2023         250,000           261,454
Louisiana Land & Exploration                  BBB+         7.625     4/15/2013       1,000,000         1,175,320
Louisiana Land & Exploration                  BBB+         7.650     12/1/2023         750,000           862,862
MBIA Inc.                                     AA           9.375     2/15/2011         750,000           939,317
MDC Holdings Inc.                             BB+          8.375      2/1/2008       2,250,000         2,328,750
Magnum Hunter Resources Inc.                  B+          10.000      6/1/2007       2,000,000         2,090,000
Mandalay Resort Group                         BB-         10.250      8/1/2007       1,500,000         1,646,249
Martin Marietta Corp.                         BBB          7.750     4/15/2023       1,000,000         1,046,980
Masco Corp.                                   BBB+         6.625     4/15/2018       1,000,000         1,066,310
May Department Stores Co./The                 A            8.300     7/15/2026       2,000,000         2,247,212
McDonald's Corp.                              A            7.310     9/15/2027       2,500,000         2,810,408
McDonnell Douglas Corp.                       A+           9.750      4/1/2012       1,000,000         1,252,247
Mellon Capital II                             A-           7.995     1/15/2027       1,000,000         1,103,923
Meritor Automotive, Inc.                      BBB-         6.800     2/15/2009       2,000,000         1,977,588
Merrill Lynch & Co, Inc.                      A+           6.875    11/15/2018       2,000,000         2,206,322
Metropolitan Life Insurance Co.*              A+           7.450     11/1/2023         550,000           577,580
Michaels Stores, Inc.                         BB           9.250      7/1/2009       1,800,000         1,899,000
Mirage Resorts, Inc.                          BBB-         6.750      8/1/2007       1,000,000         1,014,641
Mirage Resorts, Inc.                          BBB-         6.750      2/1/2008       1,500,000         1,526,022
Monongahela Power Co.                         BBB-         8.375      7/1/2022         500,000           475,504
JP Morgan & Co., Inc.                         A            6.250     1/15/2009         650,000           694,656
Morgan Stanley Group, Inc.                    NA           7.250    10/15/2023       1,000,000         1,043,628
Morgan Stanley                                A+           7.000     10/1/2013       1,000,000         1,148,109
Motorola, Inc.                                BBB          7.625    11/15/2010       1,250,000         1,279,687
NCNB Corp.                                    A           10.200     7/15/2015       1,000,000         1,408,315
Nabisco, Inc.                                 A            7.550     6/15/2015       1,000,000         1,241,458
National City Corp.                           A-           6.875     5/15/2019       2,000,000         2,175,242
Bank of America Corp.                         A            7.800     9/15/2016       1,000,000         1,246,405
Entergy New Orleans, Inc.                     BBB          8.000      3/1/2023         600,000           620,957
New York Telephone Co.                        A+           7.250     2/15/2024         500,000           515,418
News America Holdings                         BBB-         8.250     8/10/2018       1,000,000         1,095,926
News America Holdings                         BBB-         8.000    10/17/2016       1,000,000         1,124,302
Noble Corp.                                   A-           7.500     3/15/2019       2,000,000         2,260,843
Norsk Hydro ASA                               A            9.000     4/15/2012       2,250,000         2,925,612
Nova Gas Transmission                         A-           7.875      4/1/2023         600,000           696,679
Offshore Logistics, Inc.                      BB           7.875     1/15/2008       2,000,000         1,860,000
Ohio Bell Telephone Co.                       AA-          7.850    12/15/2022       1,000,000         1,044,744
Oklahoma Gas & Electric                       A-           7.300    10/15/2025       2,350,000         2,438,439
Oracle Corp.                                  A-           6.910     2/15/2007         600,000           671,054
Pacific Bell                                  AA-          6.875     8/15/2023       1,000,000         1,020,908
Paramount Communications, Inc.                A-           7.500     7/15/2023       1,000,000         1,050,831
Park Place Entertainment Corp.                BB+          7.875    12/15/2005       1,525,000         1,551,688
Park Place Entertainment Corp.                BB+          9.375     2/15/2007         500,000           533,750
Park Place Entertainment Corp.                BB+          8.875     9/15/2008         500,000           531,290
Parker Drilling Co.                           B+          10.125    11/15/2009       2,100,000         2,163,000
Koninklijke Philips Electronics NV            A-           7.250     8/15/2013       2,000,000         2,231,240
ConocoPhillips                                A-           7.125     3/15/2028       1,000,000         1,062,867

Placer Dome, Inc.                             BBB+         7.750     6/15/2015       1,000,000         1,094,184
Potomac Edison Co.                            BBB-         7.750      2/1/2023          95,000            85,004
Potomac Electric Power                        A-           7.375     9/15/2025         500,000           532,417
Pride International, Inc.                     BB           9.375      5/1/2007       1,750,000         1,828,750
Procter & Gamble Co.                          AA-          7.375      3/1/2023       1,025,000         1,058,436
Public Service Co. of Colorado                BBB+         8.750      3/1/2022         750,000           782,763
Public Service Electric & Gas                 A-           7.000      9/1/2024       2,500,000         2,564,453
Radiologix, Inc.                              B           10.500    12/15/2008       2,100,000         1,638,000
Republic New York Corp.                       A            9.125     5/15/2021       1,000,000         1,295,131
Rogers Cablesystems Ltd.                      BBB-        10.000     3/15/2005         500,000           515,000
Rogers Cablesystems Ltd.                      BBB-        10.000     12/1/2007         500,000           510,000
Rogers Cantel, Inc.                           BB+          9.750      6/1/2016       1,000,000           902,500
Rogers Cantel, Inc.                           BB-          8.800     10/1/2007         500,000           420,000
Rogers Communications, Inc.                   BB-          8.875     7/15/2007         750,000           716,250
Royal Bank of Scotland Group Plc.             A            6.375      2/1/2011       2,113,000         2,359,446
Royal Caribbean Cruises Ltd.                  BB+          8.250      4/1/2005       1,850,000         1,776,000
Santander Financial Issuances                 A-           7.250     11/1/2015       1,250,000         1,262,631
Santander Financial Issuances                 A-           6.375     2/15/2011         750,000           733,265
Kimberly-Clark Corp.                          AA           7.000     8/15/2023       1,000,000         1,039,042
Sears Roebuck and Co.                         A-           9.375     11/1/2011       1,000,000         1,064,152
Southwestern Bell Telephone                   AA-          7.250     7/15/2025       1,000,000         1,041,646
Speedway Motorsports, Inc.                    B+           8.500     8/15/2007       1,500,000         1,560,000
Sprint Capital Corp.                          BBB-         6.900      5/1/2019         750,000           615,000
Sprint Corp-FON Group                         BBB-         9.250     4/15/2022       1,100,000         1,088,036
Stagecoach Group PLC                          BBB-         8.625    11/15/2009         500,000           482,000
Standard-Pacific Corp.                        BB           8.500     6/15/2007       2,250,000         2,272,500
Station Casinos, Inc.                         B+           9.875      7/1/2010       1,000,000         1,085,000
Janus Capital Group, Inc.                     BBB+         7.000     11/1/2006       2,250,000         2,270,076
Sun Microsystems, Inc.                        BBB          7.650     8/15/2009       1,000,000         1,076,384
Swiss Bank Corp                               AA           7.375     7/15/2015       1,000,000         1,179,787
TRW, Inc.                                     BBB-         6.250     1/15/2010       1,000,000         1,004,526
TRW, Inc.                                     BBB-         9.375     4/15/2021       1,000,000         1,174,686
Teekay Shipping Corp.                         BB-          8.875     7/15/2011       2,250,000         2,309,063
Tesoro Petroleum Corp.                        B            9.000      7/1/2008       1,500,000           990,000
TXU US Holdings Co.                           BBB          7.875      3/1/2023         750,000           776,207
Time Warner, Inc.                             BBB+         9.125     1/15/2013       1,000,000         1,172,879
Time Warner, Inc.                             BBB+         7.250    10/15/2017       1,000,000         1,038,924
Toll Corp.                                    BB+          8.125      2/1/2009       1,750,000         1,758,750
Toys R US, Inc.                               BBB          6.875      8/1/2006       1,650,000         1,645,326
Travelers Property Casualty Corp.             A-           7.750     4/15/2026       1,000,000         1,105,073
Yum! Brands, Inc.                             BB           7.650     5/15/2008       2,250,000         2,362,500
Turner Broadcasting System, Inc.              BBB+         8.375      7/1/2013         750,000           844,988
USX Corp.                                     BBB+         9.375     2/15/2012         750,000           941,823
Union Electric Co.                            A+           7.150      8/1/2023       1,000,000         1,045,257
Union Pacific Corp.                           BBB          8.350      5/1/2025       1,500,000         1,703,520
Unisys Corp.                                  BB+          8.125      6/1/2006       2,500,000         2,606,250
United Rentals, Inc.                          B+           8.800     8/15/2008       1,750,000         1,395,625
Valassis Communications, Inc.                 BBB-         6.625     1/15/2009       2,550,000         2,668,955
Virginia Electric and Power Co.               A-           8.625     10/1/2024       1,000,000         1,105,980
Washington Mutual, Inc.                       BBB          8.250      4/1/2010       2,250,000         2,679,757

CBS Corp.                                     A-           8.625      8/1/2012         750,000           946,229
Weyerhaeuser Co.                              BBB          6.950      8/1/2017       1,955,000         2,099,398
Winn-Dixie Stores, Inc.                       BB+          8.875      4/1/2008       2,200,000         2,249,500
Wisconsin Electric Power                      A            7.700    12/15/2027         500,000           513,695
Witco Corp.                                   BBB-         7.750      4/1/2023       1,700,000         1,235,594
Witco Corp.                                   BBB-         6.125      2/1/2006         500,000           473,480
Zale Corp.                                    BBB-         8.500     10/1/2007       1,500,000         1,500,000
Fifth Third Bank Repurchase Agreement                                                3,590,490         3,590,490
                                                                                  ------------      ------------
                                                                                  $322,259,891      $340,909,323

See Notes to Pro Forma Financial Statements

                   PRO FORMA COMBINED SCHEDULE OF INVESTMENTS
                               AS OF JUNE 30, 2003
                                   (unaudited)

                                       S&P
                                      CREDIT                                PRINCIPAL
FIXED INCOME SECURITIES               RATING      COUPON     MATURITY        AMOUNT             VALUE
-----------------------               ------      ------     --------        ------             -----
ABN Amro Bank NV                       A+          7.300     12/1/2026      2,500,000         2,720,793
AK Steel Corp.                         BB-         7.875     2/15/2009      2,025,000         1,721,250
Lion Connecticut Holdings, Inc.        A+          6.750     9/15/2013      1,000,000          1,14,894
Lion Connecticut Holdings, Inc         A+          7.250     8/15/2023      1,000,000         1,161,584
Alcan, Inc.                            A-          7.250     3/15/2031      1,000,000         1,243,936
Allegiance Corp.                       A           7.800    10/15/2016      1,000,000         1,329,562
Allied Waste North America             B+         10.000      8/1/2009      2,250,000         2,390,625
Allstate Corp./The                     A+          7.500     6/15/2013      1,000,000         1,239,080
Alcoa, Inc.                            A-          6.500     6/15/2018      2,500,000         2,946,695
American Financial Group, Inc.         BBB         7.125    12/15/2007      1,000,000         1,016,807
American General Corp.                 AAA         7.500     7/15/2025      1,000,000         1,246,085
Anheuser-Busch Cos., Inc.              A+          7.125      7/1/2017      2,500,000         2,920,815
Applied Materials, Inc.                A-          7.125    10/15/2017      2,500,000         3,028,832
Archer-Daniels-Midland Co.             A+          8.375     4/15/2017      1,000,000         1,359,773
Archer-Daniels-Midland Co.             A+          7.125      3/1/2013      1,000,000         1,216,030
Associates Corp. of N. America         AA-         6.950     11/1/2018      2,000,000         2,454,076
Auburn Hills Trust                     BBB+       12.375      5/1/2020        400,000           584,079
Aztar Corp.                            B+          9.000     8/15/2011      2,100,000         2,273,250
BHP Finance USA Ltd.                   A           7.250      3/1/2016      1,000,000         1,263,839
Bank One Corp.                         A-          7.750     7/15/2025      1,000,000         1,270,133
Bank One Corp.                         A-          7.625    10/15/2026      1,250,000         1,573,091
Bank of New York Co., Inc.             A           4.600     6/15/2018      1,000,000           995,321
Bankers Trust Corp.                    A           7.500    11/15/2015      2,500,000         3,097,905
Barclays Bank Plc                      AA-         7.400    12/15/2009      1,000,000         1,236,032
Bear Stearns Cos., Inc./The            A           4.650      7/2/2018      2,000,000         1,946,850
Beazer Homes USA, Inc.                 BB          8.375     4/15/2012        500,000           553,750
Bell Canada                            A           9.500    10/15/2010      2,250,000         2,904,487
Bellsouth Capital Funding              A+          7.875     2/15/2030      2,000,000         2,609,666
Bowater, Inc.                          BB+         9.500    10/15/2012        700,000           803,408
Boyd Gaming Corp.                      B+          7.750    12/15/2012      1,010,000         1,071,862
Brunswick Corp.                        BBB         7.375      9/1/2023        975,000         1,109,369
Burlington Northern, Inc.              BBB+        8.750     2/25/2022      1,500,000         1,995,837
Burlington Resources, Inc.             BBB+        9.125     10/1/2021        700,000           950,060
Burlington Resources, Inc.             BBB+        8.200     3/15/2025        750,000           973,832
Cigna Corp.                            BBB+        7.650      3/1/2023      1,500,000         1,723,791
Cigna Corp.                            BBB+        7.875     5/15/2027      1,000,000         1,197,397
CNA Financial Corp.                    BBB-        6.950     1/15/2018        750,000           708,201
CRA Finance Ltd.                       A+          7.125     12/1/2013        500,000           556,822
CSC Holdings Inc.                      BB-         7.625      4/1/2011      2,000,000         2,020,000
ABC, Inc.                              BBB+        8.750     8/15/2021      1,242,000         1,580,295
Capital One Financial Corp.            BB+         7.250      5/1/2006      1,750,000         1,856,664
Champion International Corp.           BBB         7.625      9/1/2023      1,500,000         1,562,344
AMFM, Inc.                             BBB-        8.000     11/1/2008        500,000           581,250

Chase Capital I                        A-          7.670     12/1/2026      1,000,000         1,121,801
Mandalay Resort Group                  BB-         7.625     7/15/2013        450,000           460,125
Mandalay Resort Group                  BB+         6.450      2/1/2006        500,000           517,500
Citicorp                               A+          7.250    10/15/2011      2,000,000         2,377,626
Clark Equipment Co.                    BBB+        8.000      5/1/2023        500,000           620,583
Columbia Energy Group                  BBB         7.320    11/28/2010      1,750,000         1,945,848
Comcast Cable Communications           BBB         7.125     6/15/2013      1,000,000         1,168,377
Comerica Bank                          A-          7.125     12/1/2013      1,500,000         1,753,590
Comerica Bank                          A-          8.375     7/15/2024        800,000           963,913
Commonwealth Edison Co.                BBB+        6.950     7/15/2018      2,000,000         2,436,428
Computer Assoc. Int'l., Inc.           BBB+        6.375     4/15/2005      1,250,000         1,325,000
Computer Assoc. Int'l., Inc.           BBB+        6.500     4/15/2008        500,000           560,000
Computer Sciences Corp.                A           5.000     2/15/2013      1,950,000         2,059,643
ConAgra Foods, Inc.                    BBB         9.750      3/1/2021        500,000           704,488
Constellation Energy Group, Inc.       BBB+        7.600      4/1/2032      2,000,000         2,404,082
Continental Cablevision                BBB         9.500      8/1/2013        500,000           575,537
Continental Corp.                      BBB-        8.375     8/15/2012        600,000           645,679
COX Communications, Inc.               BBB         6.400      8/1/2008        700,000           793,171
COX Communications, Inc.               BBB         6.850     1/15/2018      1,000,000         1,162,847
Credit Suisse First Boston USA         A+          6.125    11/15/2011      2,500,000         2,800,585
DR Horton, Inc.                        BB          8.000      2/1/2009      1,750,000         1,946,875
DaimlerChrysler                        BBB+        7.750     1/18/2011      2,000,000         2,326,050
Dana Corp.                             BB         10.125     3/15/2010      1,600,000         1,764,000
Dayton Power & Light, Inc.             BBB         8.150     1/15/2026      1,000,000         1,042,336
Morgan Stanley Group, Inc.             A+          6.750    10/15/2013      1,250,000         1,464,561
Deere & Co.                            A-          8.950     6/15/2019      1,000,000         1,272,654
Deutsche Telekom International         BBB+        8.500     6/15/2010        750,000           921,284
Walt Disney Co.                        BBB+        6.300     1/25/2022      1,000,000         1,023,384
Dominion Resources, Inc.               BBB+        6.300     3/15/2033      1,000,000         1,056,067
Dow Capital BV                         A-          8.700     5/15/2022        920,000           952,315
Dresdner Bank AG                       A-          7.250     9/15/2015      2,500,000         2,868,610
Duke Energy Corp.                      A-          6.750      8/1/2025      1,500,000         1,531,740
Duke Energy Corp.                      BBB+        7.375      3/1/2010        750,000           880,867
Duquesne Light Co.                     BBB+        7.550     6/15/2025        750,000           777,687
Eastman Chemical Co.                   BBB         7.250     1/15/2024      2,250,000         2,564,955
Eaton Corp.                            A-          8.100     8/15/2022      1,500,000         1,891,221
Electronic Data Systems Corp.          BBB         7.125    10/15/2009      1,000,000         1,075,000
EOG Resources, Inc.                    BBB+        6.000    12/15/2008      1,250,000         1,387,485
Fairchild Semiconductor Int'l.         B          10.375     10/1/2007      2,250,000         2,366,730
Freddie Mac                            AAA         5.000     3/27/2018      4,000,000         4,066,908
FedEx Corp.                            BBB+        8.760     5/22/2015        750,000           881,888
FedEx Corp.                            BBB+        7.630      1/1/2015      1,000,000         1,124,000
Federal Home Loan Bank System          AAA         5.000     5/25/2018      1,000,000           998,437
Federal Home Loan Bank System          AAA         5.080     7/16/2018      1,000,000         1,003,438
Federal Home Loan Bank System          AAA         6.000     9/11/2017      1,000,000         1,007,813
Federal Home Loan Bank System          AAA         6.000     11/6/2017      2,000,000         2,027,500
Federal Home Loan Bank System          AAA         5.730     2/20/2018      2,000,000         2,041,875
Federal Home Loan Bank System          AAA         5.500      4/3/2018      2,465,000         2,465,771
Federal Home Loan Bank System          AAA         5.450     4/16/2018      2,000,000         2,036,250
Federal Home Loan Bank System          AAA         5.600     4/30/2018      2,000,000         2,045,000

Federal Home Loan Bank System          AAA         5.400     5/21/2018      2,000,000         2,036,250
Fannie Mae                             AAA         5.400     5/14/2018      3,000,000         3,057,188
First Union Instit. Capital II         BBB+        7.850      1/1/2027      2,000,000         2,318,402
Flextronics International Ltd.         BB-         9.875      7/1/2010      2,500,000         2,737,500
Florida Power Corp.                    BBB+        7.000     12/1/2023        500,000           525,013
Ford Motor Co.                         BBB         8.875    11/15/2022      1,000,000         1,042,108
Ford Motor Co.                         BBB         6.500      8/1/2018        500,000           459,404
Forest Oil Corp.                       BB          8.000     6/15/2008      1,750,000         1,872,500
Frontier Oil Corp.*                    B           8.000     4/15/2013        250,000           261,250
GCI, Inc.                              B+          9.750      8/1/2007      2,250,000         2,289,375
GTE Corp.                              A+          8.750     11/1/2021      1,500,000         1,975,362
GTE Corp.                              A+          6.840     4/15/2018      1,000,000         1,181,319
General Electric Capital Corp.         AAA         8.300     9/20/2009      1,000,000         1,244,700
General Electric Capital Corp.         AAA         6.000     6/15/2012      1,000,000         1,128,768
General Motors Corp.                   BBB         7.700     4/15/2016      1,000,000         1,011,171
General Motors Corp.                   BBB         8.100     6/15/2024      1,000,000           970,575
Goldman Sachs Group, Inc.              A+          6.600     1/15/2012      1,000,000         1,161,980
Goldman Sachs Group LP *               A+          8.000      3/1/2013      1,000,000         1,265,395
Goodrich Corp.                         BBB         6.450     4/15/2008        500,000           541,051
Goodrich Corp.                         BBB         6.800      2/1/2018        750,000           763,150
Gulfmark Offshore, Inc.                BB-         8.750      6/1/2008        750,000           778,125
HMH Properties, Inc.                   B+          8.450     12/1/2008      2,050,000         2,116,625
HSBC America Capital Trust II*         A-          8.380     5/15/2027      1,000,000         1,203,094
Hertz Corp.                            BBB         6.625     5/15/2008      1,950,000         1,991,543
Hilton Hotels Corp.                    BBB-        7.200    12/15/2009      1,500,000         1,612,500
Household Finance Corp.                A           6.375      8/1/2010      1,000,000         1,125,100
Household Finance Corp.                A           7.625     5/17/2032      1,500,000         1,901,365
Reliant Energy HL&P                    BBB         9.150     3/15/2021      1,300,000         1,765,315
K Hovnanian Enterprises, Inc.          B+          8.875      4/1/2012      2,000,000         2,185,000
Husky Oil Co.                          BBB         7.550    11/15/2016      1,625,000         2,038,056
Hydro Quebec                           AAA         8.400     1/15/2022        300,000           421,076
ITT Corp.                              BB+         6.750    11/15/2005        750,000           782,817
ITT Corp.                              BB+         7.375    11/15/2015      1,000,000         1,033,750
Indianapolis Power & Light             BB+         7.050      2/1/2024      1,000,000           950,732
IBM Corp.                              A+          8.375     11/1/2019      1,500,000         2,062,323
Interpool, Inc.                        BB+         7.350      8/1/2007      1,500,000         1,481,250
JPM Capital Trust II                   A-          7.950      2/1/2027      1,000,000         1,151,358
JP Morgan Chase & Co.                  A           6.625     3/15/2012        500,000           576,835
Jefferies Group, Inc.                  BBB-        7.750     3/15/2012      2,250,000         2,626,580
Jersey Central Power & Light           BBB+        6.750     11/1/2025      1,500,000         1,530,383
KB Home                                BB-         9.500     2/15/2011      2,250,000         2,545,312
Kerr-McGee Corp.                       BBB         7.000     11/1/2011      2,200,000         2,213,213
Kimberly-Clark Corp.                   AA          6.250     7/15/2018      1,000,000         1,199,004
Knight-Ridder, Inc.                    A           9.875     4/15/2009         50,000            67,539
Land O' Lakes, Inc.                    B+          8.750    11/15/2011      1,500,000         1,200,000
Lehman Brothers Holdings, Inc.         A           8.500      8/1/2015      2,000,000         2,616,604
Leucadia National Corp.*               BBB-        7.000     8/15/2013      2,000,000         2,015,000
Eli Lilly & Co.                        AA          7.125      6/1/2025      1,100,000         1,391,410
Lincoln National Corp.                 A-          7.000     3/15/2018        891,000         1,093,986
Lockheed Martin Corp.                  BBB         7.650      5/1/2016        500,000           636,273

Loews Corp.                            A           8.875     4/15/2011      1,000,000         1,239,366
Louisiana Land & Exploration           BBB+        7.625     4/15/2013      1,000,000         1,215,774
Louisiana Land & Exploration           BBB+        7.650     12/1/2023        750,000           887,555
MBIA, Inc.                             AA          9.375     2/15/2011        750,000           973,150
MBNA Corp.                             BBB         7.500     3/15/2012      1,000,000         1,185,319
Magnum Hunter Resources, Inc.          B+         10.000      6/1/2007        602,000           623,070
Mandalay Resort Group                  BB-        10.250      8/1/2007      1,500,000         1,695,000
Masco Corp.                            BBB+        6.625     4/15/2018      1,250,000         1,458,337
Masco Corp.                            BBB+        6.500     8/15/2032      1,400,000         1,553,839
May Department Stores Co./The          BBB+        8.300     7/15/2026      2,000,000         2,303,840
McDonald's Corp.                       A-          7.310     9/15/2027      2,500,000         2,693,648
McDonnell Douglas Corp.                A           9.750      4/1/2012      1,000,000         1,313,823
Mellon Capital II                      A-          7.995     1/15/2027      1,000,000         1,208,336
Meritor Automotive, Inc.               BB+         6.800     2/15/2009      2,000,000         2,087,500
Merrill Lynch & Co., Inc.              A+          6.875    11/15/2018      2,000,000         2,443,768
Metropolitan Life Ins. Co.*            A+          7.450     11/1/2023        550,000           579,747
Michaels Stores, Inc.                  BB          9.250      7/1/2009      1,800,000         2,016,000
Mirage Resorts, Inc.                   BBB-        6.750      8/1/2007      1,000,000         1,065,000
Mirage Resorts, Inc.                   BBB-        6.750      2/1/2008      1,500,000         1,593,750
Monongahela Power Co.                  BB-         8.375      7/1/2022        500,000           498,125
Monsanto Co.                           A           7.375     8/15/2012      2,085,000         2,486,018
Morgan Stanley Group, Inc.             A+          7.250    10/15/2023      1,000,000         1,045,036
Morgan Stanley Group, Inc.             A+          7.000     10/1/2013      1,000,000         1,196,909
Motorola, Inc.                         BBB         7.625    11/15/2010      1,250,000         1,468,750
NCNB Corp.                             A          10.200     7/15/2015      1,000,000         1,482,192
National City Corp.                    A-          6.875     5/15/2019      2,000,000         2,360,430
Bank of America Corp.                  A           7.800     9/15/2016      1,000,000         1,300,095
Entergy New Orleans, Inc.              BBB         8.000      3/1/2023        600,000           626,352
New York Telephone Co.                 A+          7.250     2/15/2024        500,000           525,249
News America Holdings                  BBB-        8.250     8/10/2018      1,000,000         1,302,992
News America Holdings                  BBB-        8.000    10/17/2016      1,000,000         1,275,061
Noble Drilling Corp.                   A-          7.500     3/15/2019      2,000,000         2,373,370
Norsk Hydro ASA                        A           9.000     4/15/2012      2,250,000         2,971,890
Nova Gas Transmission                  A-          7.875      4/1/2023        600,000           747,857
Offshore Logistics, Inc.               BB+         7.875     1/15/2008      2,000,000         2,002,500
Oklahoma Gas & Electric                BBB+        7.300    10/15/2025      2,350,000         2,576,479
Pacific Bell                           A+          6.875     8/15/2023      1,000,000         1,020,970
Paramount Communications, Inc.         A-          7.500     7/15/2023      1,000,000         1,035,037
Park Place Entertainment Corp.         BB+         7.875    12/15/2005      1,525,000         1,626,031
Park Place Entertainment Corp.         BB+         9.375     2/15/2007        500,000           553,750
Park Place Entertainment Corp.         BB+         8.875     9/15/2008        500,000           551,250
Parker Drilling Co.                    B+         10.125    11/15/2009      2,100,000         2,268,000
Koninklijke Philips Electronic         A-          7.250     8/15/2013      2,000,000         2,314,108
ConocoPhillips                         A-          7.125     3/15/2028      1,000,000         1,109,696
ConocoPhillips                         A-          6.650     7/15/2018      1,000,000         1,210,516
Placer Dome, Inc.                      BBB+        7.750     6/15/2015      1,000,000         1,211,834
Potomac Edison Co.                     BB-         7.750      2/1/2023         95,000            92,031
Potomac Electric Power                 A-          7.375     9/15/2025        500,000           548,212
Pride International, Inc.              BB          9.375      5/1/2007      1,750,000         1,806,875
Public Service Electric & Gas          A-          7.000      9/1/2024      2,500,000         2,587,545

Radiologix, Inc.                       B          10.500    12/15/2008      2,100,000         1,995,000
Regions Financial Corp.                A-          7.750     9/15/2024        869,000         1,095,647
Republic New York Corp.                A           9.125     5/15/2021      1,000,000         1,334,229
Rogers Cablesystems Ltd.               BBB-       10.000     3/15/2005        840,000           911,400
Rogers Cantel, Inc.                    BB+         9.750      6/1/2016      1,000,000         1,160,000
Rogers Cantel, Inc.                    BB-         8.800     10/1/2007        500,000           510,625
Rogers Communications, Inc.            BB-         8.875     7/15/2007        750,000           772,500
Royal Bank of Scotland Group           A           6.375      2/1/2011      2,113,000         2,448,667
Royal Carribean Cruises Ltd.           BB+         8.250      4/1/2005      2,600,000         2,704,000
Santander Financial Issuances          A-          7.250     11/1/2015      1,250,000         1,476,334
Santander Financial Issuances          A-          6.375     2/15/2011        750,000           858,223
Kimberly-Clark Corp.                   AA          7.000     8/15/2023      1,000,000         1,026,903
Southwestern Bell Telephone            A+          7.250     7/15/2025      1,000,000         1,030,694
Southwestern Bell Telephone            A+          6.625      9/1/2024      1,000,000         1,028,534
Sprint Corp-FON Group                  BBB-        9.250     4/15/2022      2,100,000         2,584,147
Stagecoach Group Plc                   BBB-        8.625    11/15/2009        500,000           559,375
Standard-Pacific Corp.                 BB          8.500     6/15/2007      2,250,000         2,311,875
Station Casinos, Inc.                  B+          9.875      7/1/2010      1,000,000         1,100,000
Janus Capital Group, Inc.              BBB+        7.000     11/1/2006      2,250,000         2,479,396
Sun Microsystems, Inc.                 BBB         7.650     8/15/2009      1,000,000         1,188,974
Swiss Bank Corp.                       AA          7.375     7/15/2015      1,000,000         1,268,808
TRW, Inc.                              BBB-        6.250     1/15/2010      1,000,000         1,102,407
TRW, Inc.                              BBB-        9.375     4/15/2021      1,000,000         1,363,646
Teekay Shipping Corp.                  BB-         8.875     7/15/2011      2,250,000         2,466,562
Tembec Industries Inc.                 BB          8.500      2/1/2011      1,500,000         1,485,000
Tesoro Petroleum Corp.                 B           9.000      7/1/2008      1,500,000         1,357,500
TXU US Holdings Co.                    BBB         7.875      3/1/2023        750,000           784,337
Time Warner, Inc.                      BBB+        9.125     1/15/2013      1,000,000         1,280,752
Time Warner, Inc.                      BBB+        7.250    10/15/2017      1,000,000         1,157,426
Toll Corp.                             BB+         8.125      2/1/2009      1,750,000         1,861,563
Toys R US, Inc.                        BBB-        7.875     4/15/2013      2,250,000         2,420,359
Transamerica Capital II*               A-          7.650     12/1/2026      2,500,000         2,525,090
Travelers Property Casualty            A-          7.750     4/15/2026      1,000,000         1,240,270
Turner Broadcasting System             BBB+        8.375      7/1/2013        750,000           921,907
USX Corp.                              BBB+        9.375     2/15/2012        750,000           994,507
USX Corp.                              BBB+        9.375     5/15/2022        625,000           844,044
Union Electric Co.                     A-          7.150      8/1/2023      1,000,000         1,033,991
Union Pacific Corp.                    BBB         8.350      5/1/2025      1,500,000         1,711,560
Union Pacific Resources Group          BBB+        7.150     5/15/2028      2,200,000         2,614,482
Unisys Corp.                           BB+         6.875     3/15/2010      2,500,000         2,600,000
United Rentals, Inc.                   B+          8.800     8/15/2008      2,250,000         2,182,500
U.S. Treasury Bond                                 4.000    11/15/2012      1,500,000         1,555,782
Valassis Communications, Inc.          BBB-        6.625     1/15/2009      2,550,000         2,720,501
Virginia Electric & Power Co.          A-          8.625     10/1/2024      1,000,000         1,113,668
Washington Mutual, Inc.                BBB         8.250      4/1/2010      2,250,000         2,833,873
CBS Corp.                              A-          8.625      8/1/2012        750,000           984,345
Weyerhaeuser Co.                       BBB         6.950      8/1/2017      1,955,000         2,223,234
Winn-Dixie Stores, Inc.                BB+         8.875      4/1/2008      2,200,000         2,332,000
Witco Corp.                            BBB-        6.125      2/1/2006        500,000           497,500
Zale Corp.                             BBB-        8.500     10/1/2007      1,500,000         1,563,750


Fifth Third Bank Repurchase Agreement                                       4,430,007         4,430,007
                                                                         ------------      ------------
         Totals                                                          $329,642,007      $369,866,401

See Notes to Pro Forma Financial Statements

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2002
                                   (unaudited)

                                                                BOND               RETIREMENT         PRO FORMA      PRO FORMA
                                                                FUND              INCOME FUND       ADJUSTMENTS       COMBINED
                                                                ----              -----------       -----------       --------
Assets:
   Investments, at value (cost $138,200,809,
       $189,380,609 and $327,581,418,
        respectively)..................................      $143,841,595       $    197,067,728                   $  340,909,323
   Cash................................................           229,473                 60,766                          290,239
   Receivables
     Dividends and interest............................         2,703,722              3,854,010                        6,557,732
   Prepaid expenses....................................            17,627                 20,424                           38,051
                                                             ------------       ----------------         ------    --------------
     Total assets......................................       146,792,417            201,002,928                      347,795,345

Liabilities:
   Payable to affiliated entities
     Investment advisory fees..........................      $     48,974       $         84,566                   $      133,540
     Distribution fees.................................             1,999                  2,739                            4,738
   Accounts payable and accrued expenses...............             8,170                 13,517                           21,687
   Distributions payable...............................           729,877              1,051,075                        1,780,952
                                                             ------------       ----------------         ------    --------------
     Total liabilities.................................           789,020              1,151,897                        1,940,917
                                                             ------------       ----------------         ------    --------------
Net assets.............................................      $146,003,397       $    199,851,031                   $  345,854,428
                                                             ============       ================         ======    ==============

Net assets:
   Paid in capital.....................................      $143,760,041       $    207,713,626                   $  351,473,667
   Accumulated undistributed net realized
     (loss) on investments.............................        (3,397,430)           (15,549,714)                     (18,947,144)
   Net unrealized appreciation in value
     of investments....................................         5,640,786              7,687,119                       13,327,905
                                                             ------------       ----------------         ------    --------------
     Total net assets..................................      $146,003,397       $    199,851,031                   $  345,854,428

Shares outstanding:....................................        14,906,342             20,541,041         99,146        35,546,529
                                                             ============       ================         ------    ==============
Net asset value per share:.............................      $       9.79       $           9.73                   $         9.73
                                                             ============       ================         ======    ==============


See Notes to Pro Forma Financial Statements

                 PRO FORMA STATEMENTS OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (unaudited)

                                                                BOND               RETIREMENT        PRO FORMA          PRO FORMA
                                                                FUND               INCOME FUND      ADJUSTMENTS          COMBINED
                                                                ----               -----------      -----------          --------
Assets:
   Investments, at value (cost $151,698,101,
       $188,013,611 and $339,711,712,
        respectively)..................................      $164,111,021       $    205,755,380                     $  369,866,401
   Cash................................................            98,603                 80,114                            178,717
   Receivables
     Dividends and interest............................         2,898,483              3,747,460                          6,645,943
   Prepaid expenses....................................            15,066                 13,690                             28,756
                                                             ------------       ----------------    -------------    --------------
     Total assets......................................      $167,123,173       $    209,596,644                     $  376,719,817
                                                             ============       ================    =============    ==============

Liabilities:
   Payable to affiliated entities
     Investment advisory fees..........................      $      9,063       $         14,130                     $       23,193
     Distribution fees.................................             5,664                  7,119                             12,783
   Accounts payable and accrued expenses...............                 0                  5,986                              5,986
   Securities purchased................................      $  1,000,000       $        992,655                     $    1,992,655
   Distributions payable...............................           784,560              1,016,787                          1,801,347
                                                             ------------       ----------------    -------------    --------------
     Total liabilities.................................         1,799,287              2,036.677                          3,835,964
                                                             ------------       ----------------    -------------    --------------
Net assets.............................................      $165,323,886       $    207,559,967                     $  372,883,853
                                                             ============       ================    =============    ==============

Net assets:
   Paid in capital.....................................      $155,901,171       $    205,785,129                     $  361,686,300
   Accumulated undistributed net realized
     (loss) on investments.............................        (2,990,205)           (15,966,931)                       (18,957,136)
   Net unrealized appreciation in value
     of investments....................................        12,412,920             17,741,769                         30,154,689
                                                             ------------       ----------------    -------------    --------------
     Total net assets..................................      $165,323,886       $    207,559,967                     $  372,883,853
                                                             ============       ================    =============    ==============

Shares outstanding.....................................        16,116,541             20,347,331           91,683        36,555,555

Net asset value per share:.............................      $      10.26       $          10.20                     $        10.20



See Notes to Pro Forma Financial Statements

                       PRO FORMA STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2002
                                   (unaudited)

                                                     BOND            RETIREMENT                      PRO FORMA
                                                     FUND           INCOME FUND      ADJUSTMENT      COMBINED
                                                     ----           -----------      ----------      --------
Investment income:

   Interest.................................      $  9,241,854      $14,864,370            0       $ 24,106,224
                                                  ------------      -----------          ---         ----------
     Total income...........................         9,241,854       14,864,370            0         24,106,224
Expenses:
   Paid to affiliates:
     Investment advisory fees (Note 4)......           512,214          996,110          674          1,508,998
     Distribution fees......................           320,134          498,288            0            818,422
   Paid to others:
     Custodial fees.........................            15,963           16,482            0             32,445
     Directors fees and expenses............             4,660            7,742            0             12,402
     Professional fees......................             8,052           13,380            0             21,432
     Shareholder reporting costs............            29,410           40,151            0             69,561
     Registration and filing fees...........                46            3,354            0              3,400
     Other operating expenses...............             9,419           15,657            0             25,076
                                                  ------------      -----------         ----       ------------
     Total expenses.........................           899,898        1,591,164          674          2,491,736
                                                  ------------      -----------         ----       ------------
Net investment income.......................         8,341,956       13,273,206         (674)        21,614,488
Realized loss on investments:
   Proceeds from securities sold............        30,742,379       49,431,596            0         80,173,975
   Cost of securities sold..................       (32,711,557)     (53,162,494)           0        (85,874,051)
                                                  ------------      -----------          ---       ------------
     Net realized (loss)....................        (1,969,178)      (3,730,898)           0         (5,700,076)
Unrealized gain on investments:
   Beginning of year........................         1,782,818          496,226            0          2,279,044
   End of year..............................         5,640,786        7,687,119            0         13,327,905
                                                  ------------      -----------                    ------------
     Net unrealized gain....................         3,857,968        7,190,893            0         11,048,861
                                                  ------------      -----------                    ------------
Net gain on investments.....................         1,888,790        3,459,995            0          5,348,785
                                                  ------------      -----------          ---       ------------
Net increase in net assets .................      $ 10,230,746      $16,733,201            0       $ 26,963,947
                                                  ============      ===========                    ============

See Notes to Pro Forma Financial Statements

                       PRO FORMA STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 2003
                                   (unaudited)

                                                     BOND           RETIREMENT                      PRO FORMA
                                                     FUND          INCOME FUND       ADJUSTMENT      COMBINED
                                                     ----          -----------       ----------      --------
Investment income:
   Interest.................................       $ 5,157,736     $ 7,035,414           0         $12,193,150
   Other Income.............................                 0           8,544           0               8,544
                                                   -----------     -----------                     -----------
Total Income................................         5,157,736       7,043,958           0          12,201,694
Expenses:
   Paid to affiliates
     Investment advisory fees...............           307,399         503,014           0             810,413
     Distribution fees......................           192,124         252,432           0             444,556
   Paid to others
     Custodial fees.........................             7,347           9,513           0              16,860
     Directors fees ........................             2,903           4,224           0               7,127
     Professional fees......................             4,725           6,912           0              11,637
     Shareholder reporting costs............            15,533          20,525           0              36,058
     Registration and filing fees...........             3,557           1,806           0               5,363
     Other operating expenses...............             6,101           9,167           0              15,268
                                                   -----------     -----------         ---         -----------
     Total expenses.........................           539,689         807,593           0           1,347,282
                                                   -----------     -----------         ---         -----------
Net investment income.......................         4,618,047       6,236,365           0          10,854,412
Realized gain (loss) on investments:
   Proceeds from securities sold............        35,452,131      40,531,444           0          75,983,575
   Cost of securities sold..................       (35,044,906)    (40,948,661)          0         (75,993,567)
                                                   -----------     -----------         ---         -----------
     Net realized gain (loss)...............           407,225        (417,217)          0              (9,992)
Unrealized appreciation on investments:
   Beginning of year........................         5,640,786       7,687,119           0          13,327,905
   End of year..............................        12,412,920      17,741,769           0          30,154,689
                                                   -----------     -----------         ---         -----------
     Net unrealized gain....................         6,772,134      10,054,650           0          16,826,784
                                                   -----------     -----------         ---         -----------
Net gain on investments.....................         7,179,359       9,637,433           0          16,816,792
                                                   -----------     -----------         ---         -----------
Net increase in net assets .................       $11,797,406     $15,873,798           0         $27,671,204
                                                   ===========     ===========                     ===========

See Notes to Pro Forma Financial Statements

                     NOTES TO PRO FORMA FINANCIAL STATEMENTS
                                   (Unaudited)

1. Basis of Combination. The unaudited Pro Forma Combined Schedules of Portfolio Investments, Statements of Assets and Liabilities and Statements of Operations reflect (i) the accounts of the Bond Fund and the Retirement Income Fund as if the proposed reorganization occurred as of January 1, 2002. These statements have been derived from books and records utilized in calculating daily net asset value at December 31, 2002, and June 30, 2003, respectively.

         The Plan of Reorganization provides that at the time the reorganization becomes effective (the "Effective Time"), substantially all of the assets and liabilities of the Bond Fund will be transferred such that at and after the Effective Time, substantially all of the assets and liabilities of the Bond Fund will become assets and liabilities of the Retirement Income Fund. In exchange for the transfer of assets and liabilities, the Retirement Income Fund will issue to the shareholders of the Bond Fund full and fractional shares of the designated classes of common stock of the Retirement Income Fund. The number of shares so issued will be in equal value to the full and fractional shares of the Bond Fund that are outstanding immediately prior to the Effective Time. At and after the Effective Time, all debts, liabilities and obligations of the Bond Fund will attach to the Retirement Income Fund and may thereafter be enforced against the Retirement Income Fund to the same extent as if they had been incurred by them. The pro forma statements give effect to the proposed transfer described above.

         Under the purchase method of accounting for business combinations under generally accepted accounting principles, the basis on the part of the Bond Fund of the assets of the Retirement Income Fund will be the fair market value of such on the Effective Date of the Reorganization. The Retirement Income Fund will recognize no gain or loss for federal tax purposes on its issuance of shares in the Reorganization, and the basis to the Retirement Income Fund of the assets of the Bond Fund received pursuant to the Reorganization will equal the fair market value of the consideration furnished, and costs incurred, by the Retirement Income Fund in the Reorganization -- i.e., the sum of the liabilities assumed, the fair market value of the Retirement Income Fund shares issued, and such costs. For accounting purposes, the Retirement Income Fund is the survivor of the Reorganization. The pro forma statements reflect the combined results of operations of the Bond Fund and the Retirement Income Fund. However, should the Reorganization be effected, the statement of operations of the Retirement Income Fund will not be restated for pre-combination period results of the Bond Fund.

         The Pro Forma Combined Statements of Assets and Liabilities, Statements of Operations, and Schedules of Portfolio Investments should be read in conjunction with the historical financial statements of the Bond Fund and the Retirement Income Fund incorporated by reference in the Statement of Additional Information.

         The Bond Fund and the Retirement Income Fund are each separate portfolios of Advance Capital I, Inc., which is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act").

2. Service Providers. Advance Capital Management, Inc. (the "Advisor"), will serve as the investment advisor to the combined Fund. Advance Capital Group, Inc. (the "Administrator") will serve as the administrator, transfer agent and fund accountant to the combined Fund. Fifth Third Bank will serve as the custodian to the combined Fund. Advance Capital Services, Inc., will serve as the distributor to the combined Fund.

3. Fees. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate equal to 0.40% of the average daily net assets of the Bond Fund. Under the terms of the investment advisory agreement, the Advisor is entitled to receive fees computed at an annual rate equal to 0.50% of the first $200,000,000 of average daily net assets of the Retirement Income Fund and 0.40% of the average daily net assets in excess of $200,000,000. Such fees are accrued daily and paid monthly.

4. Pro Forma Adjustments and Pro Forma Combined Columns. The pro forma adjustments and pro forma combined columns of the statements of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Bond Fund had been combined with the Retirement Income Fund for the year ended December 31, 2002, and the six-months ended June 30, 2003, as applicable. There were two types of adjustments made. First, adjustments were made for the difference between asset based fees of the Bond Fund and the Retirement Income Fund. These expenses include Advisory Fees and Distribution Fees. Second, adjustments were made for the differences in other expenses. There are certain expenses that may not increase in proportion to the increase in assets from the Reorganization. These expenses include Professional Fees, Registration Fees, Directors Fees and Insurance expenses. The adjustments made to these expenses reflect the assumed level of expenses post-Reorganization. The pro forma statements of assets and liabilities and schedules of investments give effect to the proposed Reorganization as if it had occurred on January 1, 2002.

5. Portfolio Valuation, Securities Transactions and Related Income. All significant accounting policies can be found in the footnotes to the Annual Reports of the Advance Capital I, Inc. Funds.

6. Capital Shares. The pro forma net asset value per share assumes the issuance of shares of the Retirement Income Fund, which would have occurred at June 30, 2003 in connection with the proposed reorganization. The pro forma number of shares outstanding consists of the following:

                                       SHARES          ADDITIONAL SHARES           PRO FORMA
                                   OUTSTANDING AT        ISSUED IN THE             SHARES AT
                                   JUNE 30, 2003        REORGANIZATION           JUNE 30, 2003
                                   -------------       -----------------         -------------
Retirement Income Fund                20,347,331              16,211,344            36,555,555

7. Reorganization Costs. All costs associated with the Reorganization will be paid by Advance Capital Management, Inc, the adviser for both funds.

                             ADVANCE CAPITAL I, INC.

                           PART C -- OTHER INFORMATION

ITEM 15. INDEMNIFICATION

         Pursuant to the authority of the Maryland General Corporation Law, particularly Section 2-418 thereof, Registrant's Board of Directors has adopted the following bylaw, which is in full force and effect and has not been modified or cancelled:

                                   Article VI

         Section 2. Indemnification of Directors and Officers. Any person who was or is a party or is threatened to be made a party in any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative, by reason of the fact that such person is a current or former director or officer of the Corporation, or is or was serving while a director or officer of the Corporation at the request of the Corporation as a director, officer, partner, trustee, employee, agent or fiduciary of another corporation, partnership, joint venture, trust, enterprise or employee benefit plan, shall be indemnified by the Corporation against judgments, penalties, fines, excise taxes, settlements and reasonable expenses (including attorney's fees) actually incurred by such person in connection with such action, suit or proceeding to the full extent permissible under the General Laws of the State of Maryland, the Securities act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, except that such indemnity shall not protect any such person against any liability to the Corporation or any stockholder thereof to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

                  (b) Advances. Any current or former director or officer of the Corporation claiming indemnification within the scope of this Section 2 shall be entitled to advances from the Corporation for payment of the reasonable expenses incurred by him in connection with proceedings to which he is a party in the manner and to the full extent permissible under the General Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force.

                  (c) Procedure. On the request of any current or former director or officer requesting indemnification or an advance under this
         Section 2, the Board of Directors shall determine, or cause to be determined, in a manner consistent with the General Laws of the State of Maryland, the Securities Act of 1933 and the Investment Company Act of 1940, as such statutes are now or hereafter in force, whether the standards required by this Section 2 have been met.

                  (d) Other Rights. The indemnification provided by this Section 2 shall not be deemed exclusive of any other right, in respect of indemnification or otherwise, to which those seeking such indemnification may be entitled under any insurance or other agreement, vote of stockholders or disinterested directors or otherwise, both as to action by a director or officer of the Corporation in his official capacity and as to action by such person in another capacity while holding such office or position, and shall continue as to a person who has ceased to be a director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

         Insofar as indemnification for and with respect to liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person or Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

Exhibit No.                                                Description
-----------                                                -----------
     1            Articles of Incorporation, as amended to date (filed herewith)

     2            Bylaws (filed herewith)

     3            None

     4            Plan of Fund Combination (filed herewith)

     5            None

     6            Investment Advisory Agreement with Advance Capital Management Inc. (previously filed as Exhibit
                  (b)(5) to Post-Effective Amendment No. 22 to the registrant's Form N-1A registration statement,
                  SEC File No. 33-13754 and incorporated herein by reference)

     7            Distribution Agreement with Advance Capital Services, Inc. (previously filed as Exhibit 1 to
                  Post-Effective Amendment No. 22 to the registrant's Form N-1A registration statement, SEC File
                  No. 33-13754 and incorporated herein by reference)

     8            None

     9            Custodian Agreement with Fifth Third Bank (previously filed as Exhibit (p) to Post-Effective
                  Amendment No. 24 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)

     10           Plan of Distribution pursuant to Rule 12b-1 (previously filed as Exhibit (b)(15) to
                  Post-Effective Amendment No. 22 to the registrant's Form N-1A registration statement, SEC File
                  No. 33-13754 and incorporated herein by reference)

     11           Opinion of Dykema Gossett PLLC regarding legality of issuance of shares
                  (filed herewith)

     12           Opinion of Dykema Gossett PLLC regarding tax matters (to be filed by amendment)

     13           Administration and Transfer Agent Agreement with Advance
                  Capital Group, Inc. (filed herewith)

     14           Consent of PricewaterhouseCoopers LLP (filed herewith)

     15           None

     16           Power of Attorney (filed herewith)

     17           Form of proxy card (filed herewith)

ITEM 17. UNDERTAKINGS

         (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

         (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

         As required by the Securities Act of 1933, this registration statement has been signed on behalf of the Registrant, in the City of Southfield, State of Michigan, on February 4, 2004.

ADVANCE CAPITAL I, INC.

/S/ JOHN C. SHOEMAKR
John C. Shoemaker, President

         As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on February 4, 2004.

       NAME                                            TITLE
       ----                                            -----
/S/ JOHN C. SHOEMAKER               President and Director
John C. Shoemaker                   (Principal executive officer)

               *                    Vice President and Treasurer
Robert J. Cappelli                  (Principal financial and accounting officer)

               *                    Director
Joseph A. Ahern

               *                    Director
Richard W. Holtcamp

               *                    Director
Dennis D. Johnson

               *                    Director
Janice E. Loichle

               *                    Director
Thomas L. Saeli

*By: /S/ JOHN C. SHOEMAKER
     John C. Shoemaker, Attorney-in-fact

                                  EXHIBIT INDEX

Exhibit No.                                                 Description
-----------                                                 -----------
    1        Articles of Incorporation, as amended to date (filed herewith)
    2        Bylaws (filed herewith)
    3        None
    4        Plan of Fund Combination (filed herewith)
    5        None
    6        Investment Advisory Agreement with Advance Capital Management Inc. (previously filed as Exhibit (b)(5) to
             Post-Effective Amendment No. 22 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
    7        Distribution Agreement with Advance Capital Services, Inc. (previously filed as Exhibit 1 to Post-Effective
             Amendment No. 22 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
    8        None
    9        Custodian Agreement with Fifth Third Bank (previously filed as Exhibit (p) to Post-Effective Amendment No. 24 to the
             registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
    10       Plan of Distribution pursuant to Rule 12b-1 (previously filed as Exhibit (b)(15) to Post-Effective Amendment No. 22 to the registrant's Form N-1A registration statement, SEC File No. 33-13754 and incorporated herein by reference)
    11       Opinion of Dykema Gossett PLLC regarding legality of issuance of shares (filed herewith)
    12       Opinion of Dykema Gossett PLLC regarding tax matters (to be filed by amendment)
    13       Administration and Transfer Agent Agreement with Advance Group, Inc. (filed herewith)
    14       Consent of PricewaterhouseCoopers LLP (filed herewith)
    15       None
    16       Power of Attorney (filed herewith)
    17       Form of proxy card (filed herewith)